                            SUNAMERICA SERIES TRUST

               Supplement to the Prospectus dated April 20, 2000

       The date of the Prospectus is hereby changed to December 29, 2000.

This Supplement should be read in conjunction with the Trust's Prospectus dated April 20, 2000. Capitalized terms used herein have the same meaning as in the Prospectus.

Dated: December 29, 2000

Effective July 5, 2000, the UTILITY PORTFOLIO was renamed the TELECOM UTILITY PORTFOLIO. All references to such Portfolio in the Prospectus are hereby changed accordingly.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES

The following supplements the information concerning the Portfolios' investment goals and principal investment strategies under the "TRUST HIGHLIGHTS" section of the Prospectus:


-----------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
      PORTFOLIO          INVESTMENT GOAL               PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
 Goldman Sachs          long term growth of  invests under normal circumstances, at least 90%
 Research Portfolio     capital              of its total assets in U.S. equity securities,
                                             including securities of foreign issuers that are
                                             traded in the U.S. Under normal circumstances, the
                                             Portfolio will only purchase equity securities
                                             that are included in the Goldman Sachs Global
                                             Investment Research Division's U.S. Select List
                                             and will sell securities that have been removed
                                             from the U.S. Select List. (See "Additional
                                             Information about the Goldman Sachs Research
                                             Portfolio" below for additional information about
                                             the investment strategy for the Portfolio)
-----------------------------------------------------------------------------------------------
 Blue Chip Growth       capital              invests primarily in common stocks that
 Portfolio              appreciation         demonstrate the potential for capital
                                             appreciation, issued by large-cap companies
-----------------------------------------------------------------------------------------------
 Growth Opportunities   capital              invests primarily in common stocks that
 Portfolio              appreciation         demonstrate the potential for capital
                                             appreciation, issued generally by mid-cap
                                             companies
-----------------------------------------------------------------------------------------------
 Technology Portfolio   long term capital    invests primarily in equity securities that
                        appreciation         demonstrate the potential for capital
                                             appreciation, issued by companies the Subadvisor
                                             believes are positioned to benefit from
                                             involvement in technology and technology-related
                                             industries worldwide
-----------------------------------------------------------------------------------------------

PRINCIPAL RISKS

The following supplements the information concerning the principal risks of investing in the Portfolios under the "TRUST HIGHLIGHTS" section of the
Prospectus:

     - The GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES and TECHNOLOGY PORTFOLIOS invest primarily in equity securities, including growth stocks.

     - The TECHNOLOGY PORTFOLIO may invest in stocks of smaller companies.

     - The GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES and TECHNOLOGY PORTFOLIOS may invest internationally, including in "emerging market" countries.

For a detailed description of the risks involved with the above-referenced investments, please refer to Risks of Investing in Equity Securities, Risks of Investing Internationally and Risks of Investing in Smaller Companies under the "TRUST HIGHLIGHTS" section of the Prospectus.

In addition, the GOLDMAN SACHS RESEARCH PORTFOLIO invests principally in securities included in the Goldman Sachs Investment Research Division's U.S. Select List which comprises approximately 25-35 equity securities. As a result of the smaller universe of stocks in which the Portfolio generally invests, it may be subject to greater risks than would a more diversified fund.

Please refer to the Prospectus for additional information concerning other principal risks that apply to all Portfolios.

PERFORMANCE INFORMATION

The following supplements the information accompanying the Risk/Return Bar Charts under the "TRUST HIGHLIGHTS" section of the Prospectus.

The following is the year-to-date return information as of the most recent calendar quarter ended September 30, 2000:

                        PORTFOLIO                           RETURN
                        ---------                           -------
Cash Management Portfolio.................................    4.41%
Corporate Bond Portfolio..................................    3.96%
Global Bond Portfolio.....................................    5.00%
High-Yield Bond Portfolio.................................   -1.24%
Worldwide High Income Portfolio...........................    0.94%
SunAmerica Balanced Portfolio.............................    0.41%
MFS Total Return Portfolio................................   10.55%
Asset Allocation Portfolio................................    2.74%
Telecom Utility Portfolio.................................   -0.56%
Growth-Income Portfolio...................................    2.95%
Federated Value Portfolio.................................    0.60%
Davis Venture Value Portfolio.............................    8.29%
"Dogs"of Wall Street Portfolio............................  -10.04%
Alliance Growth Portfolio.................................   -3.70%
MFS Growth and Income Portfolio...........................    2.44%
Putnam Growth Portfolio...................................   -3.83%
Real Estate Portfolio.....................................   18.27%
Aggressive Growth Portfolio...............................   10.66%
International Growth and Income Portfolio.................    3.71%
Global Equities Portfolio.................................   -6.06%
International Diversified Equities Portfolio..............  -15.06%
Emerging Markets Portfolio................................  -24.26%

--------------------------------------------------------------------------------

                        ADDITIONAL INFORMATION ABOUT THE
                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

Under normal circumstances, the Goldman Sachs Research Portfolio will generally purchase a stock that has been added to, or sell a stock that has been removed from, the U.S. Select List (as described below) at some point after publication of that change, at the discretion of the Subadviser. Notification of changes to the U.S. Select List is made to clients of Goldman, Sachs & Co. and to the portfolio management team of the Goldman Sachs Research Portfolio at the same time. The Subadviser expects the performance of the Goldman Sachs Research Portfolio to be driven by sector and/or stock selection of the U.S. Select List. In addition, the Subadviser may at times purchase supplemental securities that are not included on the U.S. Select List.

Goldman Sachs has achieved world-wide recognition for its value-added research products. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark S&P 500(R) over the next 12 to 18 months. The U.S. Stock Selection Committee currently comprises ten senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, economist, and sector specialists. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis.

The U.S. Select List is not compiled with any particular client or product in mind and is not (and will not be) complied with the Goldman Sachs Research Portfolio in mind. The performance of the U.S. Select List cannot be used to predict performance of the Goldman Sachs Research Portfolio, an actively managed mutual fund. The performance of the Goldman Sachs Research Portfolio may differ from that of the published U.S. Select List, for a variety of reasons, including transaction costs, time delay between when a stock is added or removed from the list and when it is bought or sold for the Goldman Sachs Research Portfolio; modification in the stock weights in order to control risk; and the Goldman Sachs Research Portfolio's investments in cash equivalents, options and other securities and instruments that are not included in the U.S. Select List.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

The following chart supplements the information about Portfolio investments under the "MORE INFORMATION ABOUT THE PORTFOLIOS -- INVESTMENT STRATEGIES" section of the Prospectus:


----------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                        GOLDMAN SACHS RESEARCH     BLUE CHIP GROWTH      GROWTH OPPORTUNITIES         TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities:    - Equity securities:    - Equity securities:    - Equity securities:
 Portfolio's principal    - common stocks         - large-cap stocks      - mid-cap stocks        - large-cap stocks
 investments?             - warrants             (at least 65%)                                   - mid-cap stocks
                          - rights                - mid-cap stocks                                - small-cap stocks
                          - convertible                                                          - Foreign securities:
                         securities                                                               - ADRs, EDRs and
                         - Equity swaps (up to                                                   GDRs
                           15%)
                         - Preferred stocks
----------------------------------------------------------------------------------------------------------------------
 In what other types     - Small-cap stocks      - Small-cap stocks      - Small-cap stocks      N/A
 of investments may      - Currency              - Foreign securities    - Large-cap stocks
 the Portfolio           transactions
 significantly invest?   - Futures
                         - Equity securities
                         of foreign issuers
                         - Hybrid instruments
                           (up to 15%):
                          - structured
                           securities
                          - SPDRs (up to 10%)
                         - Other registered
                           investment
                           companies (up to
                           10% and including
                           exchange-traded
                           funds)
                         - REITs
                         - U.S. government
                           securities
                         - Corporate debt
                           instruments
                         - Short-term
                           investments
----------------------------------------------------------------------------------------------------------------------
 What other types of     - Options               - Short-term            - Short-term            - Warrants
 investments may the     - Currency              investments (up to      investments (up to      - Rights
 Portfolio use as part   transactions            10%)                    10%)                    - Illiquid securities
 of efficient            - Forward commitments   - Defensive             - Defensive               (up to 15%)
 portfolio management    - When-issued and         instruments             investments           - Options and futures
 or to enhance return?   delayed delivery        - Options and futures   - Options and futures
                         - Borrowing for         - Borrowing for
                           temporary or            temporary or
                           emergency purposes      emergency purposes
                           (up to 33 1/3%)         (up to 33 1/3%)
                         - Short sales (up to    - Securities lending
                           25% and only            (up to 33 1/3%)
                           "against the box")
                         - Securities lending
                           (up to 33 1/3%)
                         - Repurchase
                           agreements
----------------------------------------------------------------------------------------------------------------------
 What risks normally     - Market volatility     - Market volatility     - Market volatility     - Market volatility
 affect the Portfolio?   - Securities            - Securities            - Securities            - Securities
                         selection               selection               selection               selection
                         - Credit quality        - Active trading        - Small and medium      - Technology sector
                         - Derivatives           - Interest rate         sized companies         - IPO investing
                         - Illiquidity           fluctuation             - Derivatives           - Derivatives
                         - Interest rate         - Growth stocks         - Hedging               - Active trading
                         fluctuation                                     - Growth stocks         - Growth stocks
                         - Small companies                                                       - Foreign exposure
                         - Real estate
                         industry
                         - Foreign exposure
                         - Unseasoned
                           companies
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

Please refer to the "GLOSSARY" section of the Prospectus for definitions of the investment and risk terminology used in the preceding chart and throughout this Supplement.

RISK TERMINOLOGY

The following supplements the information under the "GLOSSARY -- RISK TERMINOLOGY" section of the Prospectus:

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

SunAmerica Asset Management Corp. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. For a detailed description of SAAMCo, please refer to the section in the Prospectus entitled
"MANAGEMENT -- INVESTMENT ADVISER AND MANAGER."

The following replaces the fee information under the "MANAGEMENT -- INVESTMENT ADVISER AND MANAGER" section of the Prospectus:

For the fiscal year ended January 31, 2000, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.49%
Corporate Bond Portfolio....................................  0.62%
Global Bond Portfolio.......................................  0.69%
High-Yield Bond Portfolio...................................  0.62%
Worldwide High Income Portfolio.............................  1.00%
SunAmerica Balanced Portfolio...............................  0.62%
MFS Total Return Portfolio..................................  0.66%
Asset Allocation Portfolio..................................  0.58%
Telecom Utility Portfolio...................................  0.75%
Growth-Income Portfolio.....................................  0.53%
Federated Value Portfolio...................................  0.71%
Davis Venture Value Portfolio...............................  0.71%
"Dogs"of Wall Street Portfolio..............................  0.60%
Alliance Growth Portfolio...................................  0.60%
MFS Growth and Income Portfolio.............................  0.70%
Putnam Growth Portfolio.....................................  0.76%
Real Estate Portfolio.......................................  0.80%
Aggressive Growth Portfolio.................................  0.70%
International Growth and Income Portfolio...................  0.98%
Global Equities Portfolio...................................  0.72%
International Diversified Equities Portfolio................  1.00%
Emerging Markets Portfolio..................................  1.25%

For the period April 1,1999 (commencement of operations) through January 31, 2000, the MFS MID-CAP GROWTH PORTFOLIO paid SAAMCo a fee equal to 0.75% of the Portfolio's average daily net assets.

SAAMCo's fee with respect to the GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES AND TECHNOLOGY PORTFOLIOS as a percentage of average daily net assets, including breakpoints, is as follows:

                  PORTFOLIO                              FEE
                  ---------                    -----------------------
Goldman Sachs Research Portfolio.............  1.20%
Blue Chip Growth Portfolio...................  0.70% to $250 million
                                               0.65% next $250 million
                                               0.60% over $500 million
Growth Opportunities Portfolio...............  0.75% to $250 million
                                               0.70% next $250 million
                                               0.65% over $500 million
Technology Portfolio.........................  1.20%

INFORMATION ABOUT THE SUBADVISERS

The following supplements the information under the "MANAGEMENT -- INFORMATION ABOUT THE SUBADVISERS" section of the Prospectus:

BANC OF AMERICA CAPITAL MANAGEMENT, INC. (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP and its affiliates, dedicated to providing responsible investment management and superior management and superior service, manage money for foundations, universities, corporation, institutions and individuals. SAAMCo has hired BCAP to serve as subadviser for the CASH MANAGEMENT PORTFOLIO effective December 29, 2000.

GOLDMAN SACHS ASSET MANAGEMENT (GSAM) serves as Subadviser for the GOLDMAN SACHS RESEARCH PORTFOLIO and MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT, D/B/A, MORGAN STANLEY ASSET MANAGEMENT (MSAM) serves as Subadviser for the TECHNOLOGY PORTFOLIO. For a detailed description of GSAM and MSAM, please refer to the section in the Prospectus entitled "MANAGEMENT -- INFORMATION ABOUT THE SUBADVISERS."

PORTFOLIO MANAGEMENT

The following chart sets forth the primary investment manager(s) and/or management teams for the GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES and TECHNOLOGY PORTFOLIOS. The following also replaces the information under the "MANAGEMENT -- PORTFOLIO MANAGEMENT" section of the Prospectus with respect to the CASH MANAGEMENT, CORPORATE BOND, GLOBAL BOND, TELECOM UTILITY and MFS TOTAL RETURN PORTFOLIOS.

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER                OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------
 Cash Management               BACAP                         - Taxable Money Market       N/A
                                                               Management Team
-----------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio      Federated                     - Joseph M. Balestrino       Mr. Balestrino joined
                                                               Co-Portfolio Manager and   Federated in 1986 as a
                                                               Senior Vice President      Project Manager in the
                                                                                          Product Design
                                                                                          Department and became
                                                                                          an Assistant Vice
                                                                                          President and
                                                                                          Investment Analyst in
                                                                                          1991. He became a Vice
                                                                                          President and portfolio
                                                                                          manager in 1995 and a
                                                                                          Senior Vice President
                                                                                          in 1998.
                                                             - Mark E. Durbiano           Mr. Durbiano joined
                                                               Co-Portfolio Manager       Federated in 1982 as an
                                                               Senior Vice President      Investment Analyst and
                                                                                          became a Vice President
                                                                                          and portfolio manager
                                                                                          in 1988. He has been a
                                                                                          Senior Vice President
                                                                                          since 1996.
                                                             - Christopher J. Smith       Mr. Smith joined
                                                               Co-Portfolio Manager and   Federated in 1995 as a
                                                               Vice President             Portfolio Manager and
                                                                                          Vice President. Prior
                                                                                          to joining Federated,
                                                                                          he was an Assistant
                                                                                          Vice President at
                                                                                          Provident Life &
                                                                                          Accident Insurance
                                                                                          Company from 1987
                                                                                          through 1994.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER                OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio         GSAM-International            - Stephen C. Fitzgerald      Mr. Fitzgerald,
                                                               Senior Portfolio Manager   Managing Director and
                                                                                          Chief Investment
                                                                                          Officer for
                                                                                          International Fixed
                                                                                          Income in the London
                                                                                          office since November
                                                                                          1998, joined
                                                                                          GSAM-International in
                                                                                          1992 as an Executive
                                                                                          Director and Portfolio
                                                                                          Manager.
                                                             - Andrew F. Wilson Senior    Mr. Wilson, a Managing
                                                               Portfolio Manager          Director and senior
                                                                                          portfolio manager for
                                                                                          international fixed
                                                                                          income in the London
                                                                                          office, joined GSAM-
                                                                                          International in
                                                                                          December 1995 as an
                                                                                          Executive Director and
                                                                                          portfolio manager.
-----------------------------------------------------------------------------------------------------------------
 Telecom Utility Portfolio     Federated                     - Adrian G. Davies Senior    Mr. Davies joined
                                                               Investment Analyst and     Federated in August
                                                               Portfolio Manager          1999 as an Investment
                                                                                          Analyst and was named
                                                                                          Senior Investment
                                                                                          Analyst/ Portfolio
                                                                                          Manager in August 2000.
                                                                                          Prior to joining
                                                                                          Federated, Mr. Davies
                                                                                          was an Investment
                                                                                          Analyst/ Manager with
                                                                                          Shenyin Wanguo
                                                                                          Securities (H.K.) Ltd.
                                                                                          from 1994 through 1997.
                                                             - John L. Nichol Assistant   Mr. Nichol joined
                                                               Vice President and Senior  Federated in September
                                                               Investment Analyst         2000 as an Assistant
                                                                                          Vice President/Senior
                                                                                          Investment Analyst.
                                                                                          Prior to joining
                                                                                          Federated, Mr. Nichol
                                                                                          was a portfolio manager
                                                                                          for the Public
                                                                                          Employees Retirement
                                                                                          System of Ohio from
                                                                                          1992 through August
                                                                                          2000.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER                OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio    MFS                           - David M. Calabro Senior    Mr. Calabro joined MFS
                                                               Vice President and         in 1992 as a Vice
                                                               Portfolio Manager          President and equity
                                                                                          analyst. He became a
                                                                                          portfolio manager in
                                                                                          1993 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
                                                             - David S. Kennedy Senior    Mr. Kennedy, manager of
                                                               Vice President and         the Portfolio's fixed
                                                               Portfolio Manager          income securities,
                                                                                          joined MFS in 2000 as a
                                                                                          Senior Vice President
                                                                                          and Portfolio Manager.
                                                                                          Prior to joining MFS,
                                                                                          Mr. Kennedy was a fixed
                                                                                          income portfolio
                                                                                          manager and research
                                                                                          analyst with Harbor
                                                                                          Capital Management
                                                                                          Company from 1994 to
                                                                                          2000.
                                                             - Constantinos G. Mokas      Mr. Mokas, manager of
                                                               Vice President and         the Portfolio's equity
                                                               Portfolio Manager          portion, joined MFS in
                                                                                          1990 as a research
                                                                                          analyst. He was
                                                                                          promoted to Assistant
                                                                                          Vice President in 1994,
                                                                                          Vice President in 1996
                                                                                          and portfolio manager
                                                                                          in 1998.
                                                             - Lisa B. Nurme              Ms. Nurme, a manager of
                                                               Senior Vice President and  the Portfolio's equity
                                                             Portfolio Manager            portion, became a
                                                                                          portfolio manager in
                                                                                          1995 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
                                                             - Kenneth J. Enright Vice    Mr. Enright, a manager
                                                               President and Portfolio    of the Portfolio's
                                                               Manager                    equity portion, joined
                                                                                          MFS in 1986 as a
                                                                                          research analyst. He
                                                                                          became an Assistant
                                                                                          Vice President in 1987,
                                                                                          Vice President in 1988,
                                                                                          and portfolio manager
                                                                                          in 1993.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER                OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research        GSAM                          - Melissa Brown              Ms. Brown joined GSAM
 Portfolio                                                   Vice President and Product   as a portfolio manager
                                                             Manager for Quantitative     in 1998. From 1984 to
                                                             Equities                     1998, she was the
                                                                                          director of
                                                                                          Quantitative Equity
                                                                                          Research and served on
                                                                                          the Investment Policy
                                                                                          Committee at Prudential
                                                                                          Securities.
                                                             - Kent A. Clark Managing     Mr. Clark joined GSAM
                                                               Director and Director of   as a portfolio manager
                                                               Quantitative Research      in the quantitative
                                                                                          equity management team
                                                                                          in 1992.
                                                             - Robert C. Jones Managing   Mr. Jones joined GSAM
                                                               Director and Head of       as a portfolio manager
                                                               Quantitative Equities      in 1989.
                                                             - Victor H. Pinter           Mr. Pinter joined GSAM
                                                               Vice President and Head    as a research analyst
                                                             of Portfolio Construction    in 1990. He became a
                                                                                          portfolio manager in
                                                                                          1992.
-----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    SAAMCo                        - Francis D. Gannon Senior   Mr. Gannon joined
                                                               Vice President and         SAAMCo as an equity
                                                               Portfolio Manager          analyst in 1993 and has
                                                                                          been a portfolio
                                                                                          manager with the firm
                                                                                          since 1996.
-----------------------------------------------------------------------------------------------------------------
 Growth Opportunities          SAAMCo                        - Brian Clifford Portfolio   Mr. Clifford has been a
 Portfolio                                                     Manager                    portfolio manager with
                                                                                          SAAMCo since joining
                                                                                          the firm in February
                                                                                          1998. From 1995 until
                                                                                          he joined SAAMCo, Mr.
                                                                                          Clifford was a
                                                                                          portfolio manager with
                                                                                          Morgan Stanley Dean
                                                                                          Witter.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER                OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------
 Technology Portfolio          MSAM                          - Alexander L. Umansky       Mr. Umansky joined MSAM
                                                               Vice President and         as a compliance analyst
                                                               Portfolio Manager          in 1994 and has been a
                                                                                          portfolio manager since
                                                                                          1999. From 1996 to 1999
                                                                                          he was a research
                                                                                          analyst in MSAM's
                                                                                          Institutional Equity
                                                                                          Group focusing
                                                                                          primarily on
                                                                                          technology.
                                                             - Stephen C. Sexauer         Mr. Sexauer has been a
                                                               Principal and Portfolio    portfolio manager with
                                                               Manager                    MSAM since joining the
                                                                                          firm in 1989. His
                                                                                          responsibilities also
                                                                                          include equity research
                                                                                          for telecommunication,
                                                                                          technology, finance and
                                                                                          utilities.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following supplements the information under the "FINANCIAL HIGHLIGHTS" section of the Prospectus:

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information, except for the six month period ended July 31, 2000, has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            NET        NET                          TOTAL
                                                           ASSET     INVEST-    NET REALIZED &       FROM
                                                           VALUE       MENT     UNREALIZED GAIN    INVEST-
                         PERIOD                          BEGINNING    INCOME       (LOSS) ON         MENT
                         ENDED                           OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS
   ---------------------------------------------------------------------------------------------------------
   Cash Management Portfolio

   11/30/95                                               $10.47      $0.56         $ 0.01          $ 0.57
   11/30/96                                                10.70       0.53          (0.02)           0.51
   11/30/97                                                10.76       0.53           0.01            0.54
   11/30/98                                                10.74       0.54          (0.02)           0.52
   1/31/99#                                                10.58       0.08           0.01            0.09
   1/31/00                                                 10.67       0.51             --            0.51
   7/31/00+                                                10.94       0.31           0.01            0.32

   Corporate Bond Portfolio

   11/30/95                                                 9.75       0.60           1.00            1.60
   11/30/96                                                10.82       0.65           0.03            0.68
   11/30/97                                                11.09       0.77           0.21            0.98
   11/30/98                                                11.54       0.77          (0.02)           0.75
   1/31/99#                                                11.83       0.12           0.04            0.16
   1/31/00                                                 11.99       0.81          (1.15)          (0.34)
   7/31/00+                                                11.12       0.45          (0.16)           0.29

   Global Bond Portfolio

   11/30/95                                                 9.83       0.60           0.97            1.57
   11/30/96                                                11.02       0.59           0.54            1.13
   11/30/97                                                11.40       0.52           0.38            0.90
   11/30/98                                                11.51       0.49           0.78            1.27
   1/31/99#                                                11.77       0.07           0.11            0.18
   1/31/00                                                 11.95       0.42          (0.66)          (0.24)
   7/31/00+                                                10.83       0.24           0.19            0.43

   High-Yield Bond Portfolio

   11/30/95                                                10.32       1.11           0.12            1.23
   11/30/96                                                10.53       0.98           0.48            1.46
   11/30/97                                                11.04       1.04           0.48            1.52
   11/30/98                                                11.82       1.14          (1.24)          (0.10)
   1/31/99#                                                10.98       0.18          (0.02)           0.16
   1/31/00                                                 11.14       1.09          (0.55)           0.54
   7/31/00+                                                10.54       0.57          (0.56)           0.01

   Worldwide High Income Portfolio

   11/30/95                                                 9.95       1.10           0.47            1.57
   11/30/96                                                11.42       1.25           1.60            2.85
   11/30/97                                                13.35       0.98           0.68            1.66
   11/30/98                                                13.20       1.07          (2.61)          (1.54)
   1/31/99#                                                10.31       0.16          (0.35)          (0.19)
   1/31/00                                                 10.12       1.13           0.67            1.80
   7/31/00+                                                10.59       0.57          (0.33)           0.24

                                                                         DIVIDENDS     NET                   NET
                                                         DIVIDENDS       FROM NET     ASSET                 ASSETS
                                                       DECLARED FROM     REALIZED     VALUE                 END OF
                         PERIOD                        NET INVESTMENT     GAIN ON     END OF     TOTAL      PERIOD
                         ENDED                             INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   --------------------------------------------------  ------------------------------------------------------------
   Cash Management Portfolio
   11/30/95                                            $       (0.34)     $   --      $10.70      5.59%    $ 90,731
   11/30/96                                                    (0.45)         --       10.76      4.92       91,247
   11/30/97                                                    (0.56)         --       10.74      5.22      156,119
   11/30/98                                                    (0.68)         --       10.58      5.05      223,640
   1/31/99#                                                       --          --       10.67      0.85      277,370
   1/31/00                                                     (0.24)         --       10.94      4.85      466,588
   7/31/00+                                                       --          --       11.26      2.93      481,159
   Corporate Bond Portfolio
   11/30/95                                                    (0.53)         --       10.82     17.01       29,475
   11/30/96                                                    (0.41)         --       11.09      6.51       37,207
   11/30/97                                                    (0.53)         --       11.54      9.26       62,272
   11/30/98                                                    (0.46)         --       11.83      6.61      143,561
   1/31/99#                                                       --          --       11.99      1.35      158,804
   1/31/00                                                     (0.53)         --       11.12     (2.75)     184,309
   7/31/00+                                                       --          --       11.41      2.61      184,460
   Global Bond Portfolio
   11/30/95                                                    (0.38)         --       11.02     16.40       59,759
   11/30/96                                                    (0.75)         --       11.40     10.94       68,221
   11/30/97                                                    (0.75)      (0.04)      11.51      8.43       89,043
   11/30/98                                                    (0.79)      (0.22)      11.77     11.75      115,428
   1/31/99#                                                       --          --       11.95      1.53      122,306
   1/31/00                                                     (0.47)      (0.41)      10.83     (1.86)     127,145
   7/31/00+                                                       --          --       11.26      3.97      129,086
   High-Yield Bond Portfolio
   11/30/95                                                    (1.02)         --       10.53     12.64       82,174
   11/30/96                                                    (0.95)         --       11.04     14.86      113,229
   11/30/97                                                    (0.74)         --       11.82     14.53      195,639
   11/30/98                                                    (0.66)      (0.08)      10.98     (1.26)     284,580
   1/31/99#                                                       --          --       11.14      1.46      293,037
   1/31/00                                                     (1.14)         --       10.54      5.09      310,032
   7/31/00+                                                       --          --       10.55      0.09      300,329
   Worldwide High Income Portfolio
   11/30/95                                                    (0.10)         --       11.42     16.02       21,515
   11/30/96                                                    (0.87)      (0.05)      13.35     26.87       49,204
   11/30/97                                                    (0.90)      (0.91)      13.20     14.17      125,224
   11/30/98                                                    (0.61)      (0.74)      10.31    (13.74)     121,290
   1/31/99#                                                       --          --       10.12     (1.84)     116,977
   1/31/00                                                     (1.33)         --       10.59     19.22      124,404
   7/31/00+                                                       --          --       10.83      2.27      121,275

                                                                         RATIO OF NET
                                                        RATIO OF          INVESTMENT
                                                       EXPENSES TO        INCOME TO
                         PERIOD                        AVERAGE NET       AVERAGE NET    PORTFOLIO
                         ENDED                           ASSETS             ASSETS      TURNOVER
   --------------------------------------------------  ------------------------------------------
   Cash Management Portfolio
   11/30/95                                                 0.67%            5.32%          --%
   11/30/96                                                 0.62             4.90           --
   11/30/97                                                 0.63             5.06           --
   11/30/98                                                 0.58             4.97           --
   1/31/99#                                                0.62+             5.02+          --
   1/31/00                                                  0.53             4.82           --
   7/31/00+                                                 0.53+            5.71+          --
   Corporate Bond Portfolio
   11/30/95                                                 0.96++           5.93++        412
   11/30/96                                                 0.97             6.11          338
   11/30/97                                                 0.91             6.99           49
   11/30/98                                                 0.77             6.61           15
   1/31/99#                                                0.80+             6.16+           4
   1/31/00                                                  0.71             7.05           37
   7/31/00+                                                 0.69+            8.02+          19
   Global Bond Portfolio
   11/30/95                                                 0.95             5.89          339
   11/30/96                                                 0.89             5.44          223
   11/30/97                                                 0.90             4.70          360
   11/30/98                                                 0.85             4.27          210
   1/31/99#                                                0.97+             3.65+          30
   1/31/00                                                  0.84             3.68          189
   7/31/00+                                                 0.81+@           4.30+@        104
   High-Yield Bond Portfolio
   11/30/95                                                 0.80            10.80          174
   11/30/96                                                 0.77             9.41          107
   11/30/97                                                 0.75             9.26          243
   11/30/98                                                 0.69             9.75          128
   1/31/99#                                                0.72+             9.71+          17
   1/31/00                                                  0.67            10.00          105
   7/31/00+                                                 0.69+@          10.76+@         57
   Worldwide High Income Portfolio
   11/30/95                                                 1.30            10.46          176
   11/30/96                                                 1.18            10.45          177
   11/30/97                                                 1.10             7.58          146
   11/30/98                                                 1.08@            8.90@         158
   1/31/99#                                                 1.11+@           9.57+@         12
   1/31/00                                                  1.12@           10.68@         116
   7/31/00+                                                 1.10+@          10.60+@         73

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @ Net of custody credits of 0.01%, 0.01%, 0.02%, and 0.01% for the periods ending November 30, 1998, January 31, 1999, January 31, 2000, and July 31, 2000 respectively.

     +  Unaudited
     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                           EXPENSES
                                   --------------------------------------------------------
                                   11/95   11/96   11/97   11/98   1/99+     1/00    7/00+
                                   --------------------------------------------------------
    Cash Management..............  0.67%   0.62%   0.63%   0.58%    0.62%    0.53%    0.53%
    Corporate Bond...............  0.97    0.97    0.91    0.77     0.80     0.71     0.69
    Global Bond..................  0.95    0.89    0.90    0.85     0.97     0.84     0.81
    High-Yield Bond..............  0.80    0.77    0.75    0.69     0.72     0.67     0.69
    Worldwide High Income........  1.30    1.18    1.10    1.08     1.11     1.12     1.10

                                                 NET INVESTMENT INCOME (LOSS)
                                   --------------------------------------------------------
                                   11/95   11/96   11/97   11/98   1/99+     1/00    7/00+
                                   --------------------------------------------------------
    Cash Management..............  5.32%   4.90%   5.06%   4.97%    5.02%    4.82%    5.71%
    Corporate Bond...............  5.92    6.11    6.99    6.61     6.16     7.05     8.02
    Global Bond..................  5.89    5.44    4.70    4.27     3.65     3.68     4.30
    High-Yield Bond..............  10.80   9.41    9.26    9.75     9.71    10.00    10.76
    Worldwide High Income........  10.46   10.45   7.58    8.90     9.57    10.68    10.60

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       NET        NET                          TOTAL
                                                      ASSET     INVEST-    NET REALIZED &       FROM
                                                      VALUE       MENT     UNREALIZED GAIN    INVEST-
                      PERIOD                        BEGINNING    INCOME       (LOSS) ON         MENT
                       ENDED                        OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS
   ----------------------------------------------------------------------------------------------------
   SunAmerica Balanced Portfolio

   6/3/96-
   11/30/96                                          $10.00      $0.10         $ 1.03          $ 1.13
   11/30/97                                           11.13       0.23           2.15            2.38
   11/30/98                                           13.45       0.30           2.33            2.63
   1/31/99#                                           15.61       0.05           1.58            1.63
   1/31/00                                            17.24       0.36           1.80            2.16
   7/31/00+                                           19.06       0.18           0.26            0.44

   MFS Total Return Portfolio

   11/30/95                                            9.96       0.34           2.23            2.57
   11/30/96                                           12.48       0.34           1.31            1.65
   11/30/97                                           13.63       0.37           1.39            1.76
   11/30/98                                           14.75       0.36           1.56            1.92
   1/31/99#                                           14.96       0.06           0.82            0.88
   1/31/00                                            15.84       0.48          (0.38)           0.10
   7/31/00+                                           13.88       0.25           0.83            1.08

   Asset Allocation Portfolio

   11/30/95                                           10.32       0.42           2.24            2.66
   11/30/96                                           12.74       0.48           2.00            2.48
   11/30/97                                           14.52       0.44           2.55            2.99
   11/30/98                                           16.21       0.48           0.08            0.56
   1/31/99#                                           14.81       0.07           0.15            0.22
   1/31/00                                            15.03       0.40           0.37            0.77
   7/31/00+                                           14.52       0.20           0.52            0.72

   Telecom Utility Portfolio

   6/3/96-
   11/30/96                                           10.00       0.24           0.51            0.75
   11/30/97                                           10.75       0.36           1.91            2.27
   11/30/98                                           12.91       0.42           1.62            2.04
   1/31/99#                                           14.46       0.08           0.03            0.11
   1/31/00                                            14.57       0.48           0.23            0.71
   7/31/00+                                           14.42       0.19          (1.03)          (0.84)

                                                                    DIVIDENDS     NET                   NET
                                                    DIVIDENDS       FROM NET     ASSET                 ASSETS
                                                  DECLARED FROM     REALIZED     VALUE                 END OF
                      PERIOD                      NET INVESTMENT     GAIN ON     END OF     TOTAL      PERIOD
                       ENDED                          INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   ---------------------------------------------  ------------------------------------------------------------
   SunAmerica Balanced Portfolio
   6/3/96-
   11/30/96                                       $         --       $   --      $11.13     11.30%    $ 10,224
   11/30/97                                              (0.04)       (0.02)      13.45     21.48       44,621
   11/30/98                                              (0.11)       (0.36)      15.61     19.81      149,242
   1/31/99#                                                 --           --       17.24     10.44      194,878
   1/31/00                                               (0.12)       (0.22)      19.06     12.76      509,054
   7/31/00+                                                 --           --       19.50      2.31      586,483
   MFS Total Return Portfolio
   11/30/95                                              (0.05)          --       12.48     25.89       32,429
   11/30/96                                              (0.19)       (0.31)      13.63     13.75       70,021
   11/30/97                                              (0.23)       (0.41)      14.75     13.52       95,721
   11/30/98                                              (0.31)       (1.40)      14.96     13.54      131,440
   1/31/99#                                                 --           --       15.84      5.88      145,332
   1/31/00                                               (0.29)       (1.77)      13.88      0.29      208,919
   7/31/00+                                                 --           --       14.96      7.78      233,156
   Asset Allocation Portfolio
   11/30/95                                              (0.20)       (0.04)      12.74     26.10      199,836
   11/30/96                                              (0.31)       (0.39)      14.52     20.27      316,388
   11/30/97                                              (0.40)       (0.90)      16.21     21.97      526,585
   11/30/98                                              (0.35)       (1.61)      14.81      2.85      713,045
   1/31/99#                                                 --           --       15.03      1.49      724,516
   1/31/00                                               (0.48)       (0.80)      14.52      5.51      699,063
   7/31/00+                                                 --           --       15.24      4.96      687,361
   Telecom Utility Portfolio
   6/3/96-
   11/30/96                                                 --           --       10.75      7.50        6,299
   11/30/97                                              (0.09)       (0.02)      12.91     21.26       24,366
   11/30/98                                              (0.16)       (0.33)      14.46     15.98       68,049
   1/31/99#                                                 --           --       14.57      0.76       77,323
   1/31/00                                               (0.24)       (0.62)      14.42      5.01      120,159
   7/31/00+                                                 --           --       13.58     (5.83)     115,086

                                                                RATIO OF NET
                                                   RATIO OF      INVESTMENT
                                                  EXPENSES TO    INCOME TO
                      PERIOD                      AVERAGE NET   AVERAGE NET    PORTFOLIO
                       ENDED                        ASSETS         ASSETS      TURNOVER
   ---------------------------------------------  --------------------------------------
   SunAmerica Balanced Portfolio
   6/3/96-
   11/30/96                                          1.00%+++       1.92%+++       40%
   11/30/97                                          1.00           1.82          143
   11/30/98                                          0.78           2.10          111
   1/31/99#                                          0.74+@         1.73+@         26
   1/31/00                                           0.66           2.01          197
   7/31/00+                                          0.64+          1.89+         131
   MFS Total Return Portfolio
   11/30/95                                          0.98++         3.08++        153
   11/30/96                                          0.84           2.74          194
   11/30/97                                          0.82           2.63          271
   11/30/98                                          0.77           2.43          106
   1/31/99#                                          0.81+          2.40+          86
   1/31/00                                           0.75@          3.18@         116
   7/31/00+                                          0.72+@         3.53+@         52
   Asset Allocation Portfolio
   11/30/95                                          0.81           3.62          207
   11/30/96                                          0.74           3.66          200
   11/30/97                                          0.68           2.88          176
   11/30/98                                          0.64           3.15          156
   1/31/99#                                         0.66+           2.60+          30
   1/31/00                                           0.63           2.70          191
   7/31/00+                                          0.63+          2.71+          61
   Telecom Utility Portfolio
   6/3/96-
   11/30/96                                          1.05+++        4.41+++        24
   11/30/97                                          1.05++         3.15++         77
   11/30/98                                          1.01           3.04           72
   1/31/99#                                         0.93+           3.02+          12
   1/31/00                                           0.84           3.31          121
   7/31/00+                                          0.83+@         2.72+@         56

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @  Net of custody credits of 0.01%

     +  Unaudited

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                       EXPENSES
                                 ----------------------------------------------------
                                 11/95   11/96   11/97   11/98   1/99+   1/00   7/00+
                                 ----------------------------------------------------
    SunAmerica Balanced.......     --%   1.43%   1.00%   0.78%   0.74%   0.66%  0.64%
    MFS Total Return..........   1.11    0.84    0.82    0.77    0.81    0.75   0.72
    Asset Allocation..........   0.81    0.74    0.68    0.64    0.66    0.63   0.63
    Telecom Utility...........     --    1.93    1.24    1.01    0.93    0.84   0.83

                                            NET INVESTMENT INCOME (LOSS)
                                ----------------------------------------------------
                                11/95   11/96   11/97   11/98   1/99+   1/00   7/00+
                                ----------------------------------------------------
    SunAmerica Balanced.......    --%   1.49%   1.82%   2.10%    1.73%  2.01%  1.89%
    MFS Total Return..........  2.95    2.74    2.63    2.43     2.40   3.18   3.53
    Asset Allocation..........  3.62    3.66    2.88    3.15     2.60   2.70   2.71
    Telecom Utility...........    --    3.53    2.96    3.04     3.02   3.31   2.72

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  NET        NET                          TOTAL                        DIVIDENDS
                                                 ASSET     INVEST-    NET REALIZED &       FROM        DIVIDENDS       FROM NET
                                                 VALUE       MENT     UNREALIZED GAIN    INVEST-     DECLARED FROM     REALIZED
                   PERIOD                      BEGINNING    INCOME       (LOSS) ON         MENT      NET INVESTMENT     GAIN ON
                   ENDED                       OF PERIOD   (LOSS)**     INVESTMENTS     OPERATIONS       INCOME       INVESTMENTS
   ------------------------------------------------------------------------------------------------------------------------------
   Growth-Income Portfolio

   11/30/95                                      10.33       0.17           3.31            3.48             (0.10)         --
   11/30/96                                      13.71       0.18           3.48            3.66             (0.12)      (0.43)
   11/30/97                                      16.82       0.17           4.69            4.86             (0.13)      (0.73)
   11/30/98                                      20.82       0.17           4.33            4.50             (0.13)      (0.96)
   1/31/99#                                      24.23       0.02           3.63            3.65                --          --
   1/31/00                                       27.88       0.16           4.75            4.91             (0.15)      (1.40)
   7/31/00+                                      31.24       0.07           1.81            1.88                --          --

   Federated Value Portfolio

   6/3/96-
   11/30/96                                      10.00       0.07           1.01            1.08                --          --
   11/30/97                                      11.08       0.13           2.72            2.85             (0.03)         --
   11/30/98                                      13.90       0.17           2.35            2.52             (0.06)      (0.30)
   1/31/99#                                      16.06       0.02           0.54            0.56                --          --
   1/31/00                                       16.62       0.20          (0.14)           0.06             (0.12)      (0.69)
   7/31/00+                                      15.87       0.16          (0.28)          (0.12)               --          --

   Davis Venture Value Portfolio

   11/30/95                                       9.78       0.17           3.55            3.72             (0.03)         --
   11/30/96                                      13.47       0.18           3.46            3.64             (0.09)      (0.12)
   11/30/97                                      16.90       0.19           4.73            4.92             (0.09)      (0.26)
   11/30/98                                      21.47       0.20           2.23            2.43             (0.12)      (0.68)
   1/31/99#                                      23.10       0.03           1.25            1.28                --          --
   1/31/00                                       24.38       0.13           3.06            3.19             (0.20)      (0.93)
   7/31/00+                                      26.44       0.05           1.91            1.96                --          --

   "Dogs" of Wall Street Portfolio
   4/1/98-
   11/30/98                                      10.00       0.11          (0.30)          (0.19)               --          --
   1/31/99#                                       9.81       0.02          (0.23)          (0.21)               --          --
   1/31/00                                        9.60       0.21          (1.12)          (0.91)            (0.05)      (0.26)
   7/31/00+                                       8.38       0.11          (0.63)          (0.52)               --          --

                                            NET                       NET                       RATIO OF NET
                                           ASSET                     ASSETS       RATIO OF       INVESTMENT
                                           VALUE                     END OF      EXPENSES TO     INCOME TO
                   PERIOD                  END OF        TOTAL       PERIOD      AVERAGE NET    AVERAGE NET    PORTFOLIO
                   ENDED                   PERIOD      RETURN***    (000'S)        ASSETS          ASSETS      TURNOVER
   --------------------------------------  -----------------------------------------------------------------------------
   Growth-Income Portfolio
   11/30/95                                 13.71        33.89        171,281           0.77        1.42           59
   11/30/96                                 16.82        27.41        325,463           0.72        1.21           82
   11/30/97                                 20.82        30.11        622,062           0.65        0.89           44
   11/30/98                                 24.23        21.91      1,019,590           0.60        0.78           53
   1/31/99#                                 27.88        15.06      1,206,113          0.60+        0.55+          16
   1/31/00                                  31.24        18.37      1,828,340           0.56        0.56           43
   7/31/00+                                 33.12         6.02      2,035,720           0.56+       0.41+          20
   Federated Value Portfolio
   6/3/96-
   11/30/96                                 11.08        10.80         12,460           1.05+++     1.26+++        30
   11/30/97                                 13.90        25.75         59,024           1.03        1.03           46
   11/30/98                                 16.06        18.22        145,900           0.83        1.13           51
   1/31/99#                                 16.62         3.49        159,176          0.86+        0.75+           4
   1/31/00                                  15.87         0.17        208,488           0.77        1.17           34
   7/31/00+                                 15.75        (0.76)       207,851           0.76+       2.05+          25
   Davis Venture Value Portfolio
   11/30/95                                 13.47        38.17        154,908           1.00++      1.43++         18
   11/30/96                                 16.90        27.44        516,413           0.85        1.21           22
   11/30/97                                 21.47        29.62      1,140,053           0.79        0.98           22
   11/30/98                                 23.10        11.36      1,725,411           0.75        0.89           25
   1/31/99#                                 24.38         5.54      1,840,354          0.77+        0.86+           5
   1/31/00                                  26.44        13.42      2,303,994           0.74        0.51           23
   7/31/00+                                 28.40         7.41      2,557,943           0.75+       0.39+          19
   "Dogs" of Wall Street Portfolio
   4/1/98-
   11/30/98                                  9.81        (1.90)        65,283        0.85+++        2.04+++        --
   1/31/99#                                  9.60        (2.14)        78,062          0.85+        0.93+          58
   1/31/00                                   8.38       (10.02)        98,924           0.67        2.11           51
   7/31/00+                                  7.86        (6.21)        80,186           0.73+       2.80+          --

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     +  Unaudited

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                    EXPENSES
                              -----------------------------------------------------
                              11/95   11/96   11/97   11/98   1/99+   1/00    7/00+
                              -----------------------------------------------------
    Growth-Income...........  0.77    0.72    0.65    0.60    0.60    0.56    0.56
    Federated Value.........    --    1.57    1.03    0.83    0.86    0.77    0.76
    Davis Venture Value.....  1.02    0.85    0.79    0.75    0.77    0.74    0.75
    "Dogs" of Wall Street...    --      --      --    0.92    0.85    0.67    0.73

                                          NET INVESTMENT INCOME (LOSS)
                              -----------------------------------------------------
                              11/95   11/96   11/97   11/98   1/99+   1/00    7/00+
                              -----------------------------------------------------
    Growth-Income...........  1.42    1.21    0.89    0.78    0.56    0.56    0.41
    Federated Value.........    --    0.74    1.03    1.13    0.75    1.17    2.05
    Davis Venture Value.....  1.41    1.21    0.98    0.89    0.86    0.51    0.39
    "Dogs" of Wall Street...    --      --      --    1.97    0.93    2.11    2.80

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                                         ASSET      INVEST-      NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET
                                         VALUE        MENT       & UNREALIZED     INVEST-          NET         REALIZED     VALUE
                PERIOD                 BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF
                 ENDED                 OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD
   ---------------------------------------------------------------------------------------------------------------------------------
   Alliance Growth Portfolio

   11/30/95                             $10.64       $ 0.07         $ 5.08         $ 5.15     $      (0.03)     $(0.13)     $15.63
   11/30/96                              15.63         0.08           4.07           4.15            (0.04)      (1.01)      18.73
   11/30/97                              18.73         0.16           4.76           4.92            (0.05)      (1.04)      22.56
   11/30/98                              22.56         0.07           7.77           7.84            (0.06)      (2.30)      28.04
   1/31/99#                              28.04         0.00           7.22           7.22               --          --       35.26
   1/31/00                               35.26        (0.04)          4.46           4.42            (0.05)      (3.05)      36.58
   7/31/00+                              36.58        (0.03)          2.45           2.42               --          --       39.00

   Goldman Sachs Research Portfolio

   7/5/00-
   7/31/00+                              10.00           --           0.21           0.21               --          --       10.21

   MFS Growth and Income Portfolio

   11/30/95                              10.01         0.12           3.14           3.26            (0.13)         --       13.14
   11/30/96                              13.14         0.11           2.16           2.27            (0.11)      (0.91)      14.39
   11/30/97                              14.39         0.11           2.48           2.59            (0.10)      (1.26)      15.62
   11/30/98                              15.62         0.02           2.61           2.63            (0.12)      (2.76)      15.37
   1/31/99#                              15.37         0.01           1.60           1.61               --          --       16.98
   1/31/00                               16.98         0.10           0.11           0.21            (0.03)      (3.81)      13.35
   7/31/00+                              13.35         0.04           0.36           0.40               --          --       13.75

   Putnam Growth Portfolio

   11/30/95                              10.05        (0.01)          3.09           3.08            (0.03)         --       13.10
   11/30/96                              13.10           --           2.61           2.61               --          --       15.71
   11/30/97                              15.71         0.03           3.93           3.96               --       (0.52)      19.15
   11/30/98                              19.15         0.01           4.15           4.16            (0.02)      (3.08)      20.21
   1/31/99#                              20.21        (0.01)          3.33           3.32               --          --       23.53
   1/31/00                               23.53        (0.02)          3.76           3.74            (0.01)      (0.78)      26.48
   7/31/00+                              26.48        (0.02)          0.61           0.59               --          --       27.07

   Blue Chip Growth Portfolio

   7/5/00-
   7/31/00+                              10.00         0.02          (0.09)         (0.07)              --          --        9.93

                                                     NET                       RATIO OF NET
                                                    ASSETS       RATIO OF       INVESTMENT
                                                    END OF      EXPENSES TO     INCOME TO
                PERIOD                  TOTAL       PERIOD      AVERAGE NET      AVERAGE      PORTFOLIO
                 ENDED                RETURN***    (000'S)        ASSETS        NET ASSETS    TURNOVER
   ---------------------------------  -----------------------------------------------------------------
   Alliance Growth Portfolio
   11/30/95                             48.91%    $  167,870           0.79%       0.51%         138%
   11/30/96                             28.05        381,367           0.71        0.51          121
   11/30/97                             27.80        704,533           0.65        0.37          110
   11/30/98                             35.92      1,396,140           0.58        0.27           90
   1/31/99#                             25.75      1,864,924          0.63+       (0.01)+         11
   1/31/00                              14.09      2,875,413           0.63       (0.11)          77
   7/31/00+                              6.62      3,181,338           0.64+      (0.14)+         42
   Goldman Sachs Research Portfolio
   7/5/00-
   7/31/00+                              2.10          7,526           1.35+++  0.16+++            5
   MFS Growth and Income Portfolio
   11/30/95                             32.92        149,910           0.76        1.01          229
   11/30/96                             18.40        186,368           0.74        0.82          164
   11/30/97                             19.78        218,496           0.73        0.77          217
   11/30/98                             17.82        238,298           0.70        0.17          105
   1/31/99#                             10.47        266,069          0.75+        0.38+          76
   1/31/00                               1.77        337,222           0.75        0.66           64
   7/31/00+                              3.00        358,118           0.75+       0.57+          40
   Putnam Growth Portfolio
   11/30/95                             30.66        115,276           0.93       (0.05)          52
   11/30/96                             19.92        160,073           0.90       (0.02)          63
   11/30/97                             26.01        234,726           0.91        0.18          125
   11/30/98                             22.56        398,863           0.86        0.09           75
   1/31/99#                             16.43        494,813          0.86+       (0.19)+         10
   1/31/00                              16.51        783,896           0.80       (0.09)          76
   7/31/00+                              2.23        846,559           0.78+      (0.17)+         33
   Blue Chip Growth Portfolio
   7/5/00-
   7/31/00+                             (0.70)         4,193           0.85+++     1.48+++        17

---------------

    *  Calculated based upon average shares outstanding

    **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

    #  The Portfolio changed its fiscal year ended from November 30 to January
       31.

    +  Annualized

    +  Unaudited

    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES
                                      ----------------------------------------------------
                                      11/95   11/96   11/97   11/98   1/99+   1/00   7/00+
                                      ----------------------------------------------------
    Alliance Growth................   0.79%   0.71%   0.65%   0.58%   0.63%   0.63%  0.64%
    Goldman Sachs Research.........     --      --      --      --      --     --    3.09
    MFS Growth and Income..........   0.76    0.74    0.73    0.70    0.75    0.75   0.75
    Putnam Growth..................   0.93    0.90    0.91    0.86    0.86    0.80   0.78
    Blue Chip Growth...............     --      --      --      --      --     --    3.93

                                                  NET INVESTMENT INCOME(LOSS)
                                     -----------------------------------------------------
                                     11/95   11/96   11/97   11/98   1/99+   1/00    7/00+
                                     -----------------------------------------------------
    Alliance Growth................  0.51%   0.51%   0.37%   0.27%   (0.01)% (0.11)% (0.14)%
    Goldman Sachs Research.........    --      --      --      --       --      --   (1.58)
    MFS Growth and Income..........  1.01    0.82    0.77    0.17     0.38    0.66    0.57
    Putnam Growth..................  (0.05)  (0.02)  0.18    0.09    (0.19)  (0.09)  (0.17)
    Blue Chip Growth...............    --      --      --      --       --      --   (1.60)

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                                         ASSET      INVEST-     NET REALIZED &      FROM      DECLARED FROM    FROM NET     ASSET
                                         VALUE        MENT        UNREALIZED      INVEST-          NET         REALIZED     VALUE
                PERIOD                 BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF
                 ENDED                 OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD
   ---------------------------------------------------------------------------------------------------------------------------------
   Real Estate Portfolio

   6/2/97-
   11/30/97                             $10.00       $ 0.16         $ 1.37         $ 1.53     $         --      $   --      $11.53
   11/30/98                              11.53         0.45          (1.93)         (1.48)           (0.16)      (0.01)       9.88
   1/31/99#                               9.88         0.09          (0.36)         (0.27)              --          --        9.61
   1/31/00                                9.61         0.39          (1.14)         (0.75)           (0.33)         --        8.53
   7/31/00+                               8.53         0.22           1.70           1.92               --          --       10.45

   MFS Mid-Cap Growth Portfolio

   4/1/99-
   1/31/00                               10.00        (0.01)          5.84           5.83               --       (0.23)      15.60
   7/31/00+                              15.60        (0.01)          3.35           3.34               --          --       18.94

   Aggressive Growth Portfolio

   6/3/96-
   11/30/96                              10.00         0.02           0.34           0.36               --          --       10.36
   11/30/97                              10.36         0.01           1.40           1.41            (0.01)         --       11.76
   11/30/98                              11.76         0.04           0.52           0.56               --          --       12.32
   1/31/99#                              12.32           --           3.20           3.20               --          --       15.52
   1/31/00                               15.52           --           8.59           8.59            (0.03)      (1.36)      22.72
   7/31/00+                              22.72         0.01           0.68           0.69               --          --       23.41

   Growth Opportunities Portfolio

   7/5/00-
   7/31/00+                              10.00         0.02          (0.35)         (0.33)              --          --        9.67

                                                     NET                       RATIO OF NET
                                                    ASSETS       RATIO OF       INVESTMENT
                                                    END OF      EXPENSES TO     INCOME TO
                PERIOD                  TOTAL       PERIOD      AVERAGE NET    AVERAGE NET    PORTFOLIO
                 ENDED                RETURN***    (000'S)        ASSETS          ASSETS      TURNOVER
   ---------------------------------  -----------------------------------------------------------------
   Real Estate Portfolio
   6/2/97-
   11/30/97                             15.30%    $   29,565           1.25%+++     3.25%+++        7%
   11/30/98                            (13.04)        59,102           0.95        4.21            26
   1/31/99#                             (2.73)        58,504          1.01+        5.63+            6
   1/31/00                              (8.03)        53,766           0.92        4.24            61
   7/31/00+                             22.51         70,114           0.96+       4.71+           22
   MFS Mid-Cap Growth Portfolio
   4/1/99-
   1/31/00                              58.26         81,636       1.15+++@       (0.13)+++@      108
   7/31/00+                             21.41        242,748           0.82+      (0.11)+          66
   Aggressive Growth Portfolio
   6/3/96-
   11/30/96                              3.60         35,124           1.05+++     0.46+++         47
   11/30/97                             13.62        103,603           0.90       (0.13)          221
   11/30/98                              4.76        133,183           0.83        0.32           268
   1/31/99#                             25.97        182,313           0.82+       0.13+           29
   1/31/00                              60.62        450,073           0.75        0.02           131
   7/31/00+                              3.04        610,031           0.69+@      0.10+@         135
   Growth Opportunities Portfolio
   7/5/00-
   7/31/00+                             (3.30)         5,557           1.00+++@     2.46+++@        8

---------------

    *  Calculated based upon average shares outstanding

    **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

    #  The Portfolio changed its fiscal year ended from November 30 to January
       31.

    +  Annualized

    +  Unaudited

    @ Net of custody credits of 0.02% and 0.01% for the periods ending January 31, 2000 and July 31, 2000, respectively.

    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                       EXPENSES                              NET INVESTMENT INCOME(LOSS)
                                     --------------------------------------------   ---------------------------------------------
                                     11/96   11/97   11/98   1/99+   1/00   7/00+   11/96   11/97   11/98   1/99+   1/00    7/00+
                                     --------------------------------------------   ---------------------------------------------
    Real Estate...................     --%   1.36%   0.95%   1.01%   0.92%  0.96%     --%   3.14%   4.21%   5.63%    4.24%   4.71%
    MFS Mid-Cap Growth............     --      --      --      --    1.17   0.82      --      --      --      --    (0.15)  (0.11)
    Aggressive Growth.............   1.09    0.90    0.83    0.82    0.75   0.69    0.42    (0.13)  0.32    0.13     0.02    0.10
    Growth Opportunities..........     --      --      --      --     --    3.55      --      --      --      --       --   (0.09)

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      NET         NET                           TOTAL                      DIVIDENDS
                                                     ASSET      INVEST-     NET REALIZED &       FROM        DIVIDENDS      FROM NET
                                                     VALUE        MENT      UNREALIZED GAIN    INVEST-     DECLARED FROM    REALIZED
                      PERIOD                       BEGINNING     INCOME        (LOSS) ON         MENT      NET INVESTMENT    GAIN ON
                       ENDED                       OF PERIOD    (LOSS)**      INVESTMENTS     OPERATIONS       INCOME    INVESTMENTS
   ---------------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Portfolio
   6/2/97-
   11/30/97                                         $10.00       $ 0.03         $ 0.38          $ 0.41     $          --     $   --
   11/30/98                                          10.41         0.13           0.86            0.99             (0.03)     (0.06)
   1/31/99#                                          11.31           --           0.40            0.40             (0.02)     (0.19)
   1/31/00                                           11.50         0.15           1.97            2.12             (0.45)     (0.89)
   7/31/00+                                          12.28         0.10           0.68            0.78                --         --

   Global Equities Portfolio
   11/30/95                                          11.67         0.12           1.64            1.76             (0.08)     (0.29)
   11/30/96                                          13.06         0.14           2.19            2.33             (0.14)     (0.33)
   11/30/97                                          14.92         0.09           1.79            1.88             (0.13)     (0.69)
   11/30/98                                          15.98         0.07           2.40            2.47             (0.19)     (1.36)
   1/31/99#                                          16.90         0.00           1.71            1.71                --         --
   1/31/00                                           18.61         0.06           4.00            4.06             (0.21)     (1.37)
   7/31/00+                                          21.09        (0.01)          0.68            0.67                --         --

   International Diversified Equities Portfolio
   11/30/95                                           9.78         0.07           0.38            0.45             (0.08)        --
   11/30/96                                          10.15         0.05           1.43            1.48             (0.26)        --
   11/30/97                                          11.37         0.09           0.28            0.37             (0.31)     (0.10)
   11/30/98                                          11.33         0.15           1.93            2.08             (0.40)     (0.15)
   1/31/99#                                          12.86        (0.01)          0.22            0.21                --         --
   1/31/00                                           13.07         0.13           1.91            2.04             (0.21)     (0.08)
   7/31/00+                                          14.82         0.09          (0.88)          (0.79)               --         --

   Emerging Markets Portfolio
   6/2/97-
   11/30/97                                          10.00         0.06          (2.03)          (1.97)               --          --
   11/30/98                                           8.03         0.04          (1.78)          (1.74)            (0.07)         --
   1/31/99#                                           6.22         0.01             --            0.01             (0.01)         --
   1/31/00                                            6.22        (0.03)          4.81            4.78                --          --
   7/31/00+                                          11.00        (0.01)         (1.72)          (1.73)               --          --

   Technology Portfolio
   7/5/00-
   7/31/00+                                          10.00           --          (0.28)          (0.28)               --          --

                                                   NET                      NET                      RATIO OF NET
                                                  ASSET                    ASSETS      RATIO OF       INVESTMENT
                                                  VALUE                    END OF     EXPENSES TO     INCOME TO
                      PERIOD                      END OF        TOTAL      PERIOD     AVERAGE NET    AVERAGE NET    PORTFOLIO
                       ENDED                      PERIOD      RETURN***   (000'S)       ASSETS          ASSETS      TURNOVER
   ---------------------------------------------  ---------------------------------------------------------------------------
   International Growth and Income Portfolio
   6/2/97-
   11/30/97                                       $10.41       $ 4.10     $ 42,844           1.60%+++      0.61%+++     19%
   11/30/98                                        11.31         9.58      128,344           1.46         1.12          51
   1/31/99#                                        11.50         3.56      142,497          1.46+        (0.10)         10
   1/31/00                                         12.28        17.99      253,962           1.21         1.16          75
   7/31/00+                                        13.06         6.35      310,015           1.15+        1.49+         34
   Global Equities Portfolio
   11/30/95                                        13.06        15.58      165,752           1.14         1.02         106
   11/30/96                                        14.92        18.21      246,482           1.03         1.04          70
   11/30/97                                        15.98        13.30      341,639           0.95         0.58         115
   11/30/98                                        16.90        15.34      420,358           0.88         0.46          92
   1/31/99#                                        18.61        10.12      463,138          0.86+        (0.04)+        12
   1/31/00                                         21.09        23.67      632,495           0.84         0.30          94
   7/31/00+                                        21.76         3.18      676,030           0.83+       (0.08)+        47
   International Diversified Equities Portfolio
   11/30/95                                        10.15         4.63       48,961           1.70++       0.76++        52
   11/30/96                                        11.37        14.85      157,008           1.59         0.47          53
   11/30/97                                        11.33         3.52      248,927           1.35         0.82          56
   11/30/98                                        12.86        18.33      354,174           1.26         1.18          40
   1/31/99#                                        13.07         1.63      373,785          1.26+        (0.43)+         7
   1/31/00                                         14.82        15.85      464,988           1.22         0.95          65
   7/31/00+                                        14.03        (5.33)     423,483           1.21+        1.22+         48
   Emerging Markets Portfolio
   6/2/97-
   11/30/97                                         8.03       (19.70)      19,979           1.90+++      1.33+++       49
   11/30/98                                         6.22       (21.86)      31,685           1.90++       0.61++        96
   1/31/99#                                         6.22         0.20       32,708        1.90+++         0.60+++       22
   1/31/00                                         11.00        76.86      102,740           1.90@       (0.41)@       145
   7/31/00+                                         9.27       (15.73)     102,478           1.58+       (0.15)+        77
   Technology Portfolio
   7/5/00-
   7/31/00+                                         9.72        (2.80)       9,704           1.55+++      0.24+++       11

---------------

    * Calculated based upon average shares outstanding

    ** After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

    # The Portfolio changed its fiscal year ended from November 30 to January
      31.

    + Annualized

    @ Net of custody credits of 0.01%.

    + Unaudited

    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES
                                          -----------------------------------------------------
                                          11/95   11/96   11/97   11/98   1/99+   1/00    7/00+
                                          -----------------------------------------------------
    International Growth and Income.....    --%     --%   2.02%   1.46%   1.46%   1.21%   1.15%
    Global Equities.....................  1.14    1.03    0.95    0.88    0.86    0.84    0.83
    International Diversified
    Equities............................  2.09    1.59    1.35    1.26    1.26    1.22    1.21
    Emerging Markets....................    --      --    2.60    2.01    2.29    1.90    1.58
    Technology..........................    --      --      --      --      --      --    2.66

                                                      NET INVESTMENT INCOME (LOSS)
                                          -----------------------------------------------------
                                          11/95   11/96   11/97   11/98   1/99+   1/00    7/00+
                                          -----------------------------------------------------
    International Growth and Income.....    --%     --%   0.19%   1.12%   (0.10)% 1.16%    1.49%
    Global Equities.....................  1.02    1.04    0.58    0.46    (0.04)  0.30    (0.08)
    International Diversified
    Equities............................  0.37    0.47    0.82    1.18    (0.43)  0.95     1.22
    Emerging Markets....................    --      --    0.63    0.50    0.21    (0.41)  (0.15)
    Technology..........................    --      --      --      --      --      --    (0.87)

                 ----------------------------------------------

                                   PROSPECTUS
                                 APRIL 20, 2000
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Asset Allocation Portfolio
                  --    Utility Portfolio
                  --    Growth-Income Portfolio
                  --    Federated Value Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    MFS Growth and Income Portfolio
                  --    Putnam Growth Portfolio
                  --    Real Estate Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

ACCOUNT INFORMATION.........................................     30

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET
  PORTFOLIO.................................................     31

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     31

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     31

  Investment Strategies.....................................     31

GLOSSARY....................................................     38

  Investment Terminology....................................     38

  Risk Terminology..........................................     41

MANAGEMENT..................................................     44

  Investment Adviser and Manager............................     44

  Information about the Subadvisers.........................     45

  Portfolio Management......................................     46

  Custodian, Transfer and Dividend-Paying Agent.............     56

FINANCIAL HIGHLIGHTS........................................     56

FOR MORE INFORMATION........................................     62

                                        Q&A

       FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.
       YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.
       INCOME is interest payments from bonds or dividends from stocks.

       TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

       "HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.
      --------------------------------------------------------------------
                                TRUST HIGHLIGHTS
      --------------------------------------------------------------------
      The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about twenty-three of the Trust's separate investment series ("Portfolios") and their investment goals and principal strategies. More complete investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 32, and the glossary that follows on page 38.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?
A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.
                            FIXED INCOME PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Cash Management         high current yield while    invests in a diversified selection
    Portfolio               preserving capital          of money market instruments
  ----------------------------------------------------------------------------------------------
    Corporate Bond          high total return with      invests primarily in investment
    Portfolio               only moderate price risk    grade fixed income securities
  ----------------------------------------------------------------------------------------------
    Global Bond Portfolio   high total return,          invests in high quality fixed
                            emphasizing current         income securities of U.S. and
                            income and, to a lesser     foreign issuers and transactions in
                            extent, capital             foreign currencies
                            appreciation
  ----------------------------------------------------------------------------------------------
    High-Yield Bond         high current income and,    invests primarily in intermediate
    Portfolio               secondarily, capital        and long-term corporate
                            appreciation                obligations, emphasizing
                                                        high-yield, high-risk fixed income
                                                        securities (junk bonds) with a
                                                        primary focus on "B" rated
                                                        high-yield bonds
  ----------------------------------------------------------------------------------------------
    Worldwide High Income   high current income and,    invests primarily in high-yield,
    Portfolio               secondarily, capital        high-risk fixed income securities
                            appreciation                (junk bonds) of issuers located
                                                        throughout the world
  ----------------------------------------------------------------------------------------------

       BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

       ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.
       CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.
       A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                    BALANCED OR ASSET ALLOCATION PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    SunAmerica Balanced     conservation of             maintains at all times a balanced
    Portfolio               principal                   portfolio of stocks and bonds, with
                                                        at least 25% invested in fixed
                                                        income securities
  ----------------------------------------------------------------------------------------------
    MFS Total Return        reasonable current          invests primarily in common stocks
    Portfolio               income, long-term           and fixed income securities, with
                            capital growth and          an emphasis on income-producing
                            conservation of capital     securities that appear to have some
                                                        potential for capital enhancement
  ----------------------------------------------------------------------------------------------
    Asset Allocation        high total return           invests in a diversified portfolio
    Portfolio               (including income and       that may include common stocks and
                            capital gains)              other securities with common stock
                            consistent with long-       characteristics, bonds and other
                            term preservation of        intermediate and long-term fixed
                            capital                     income securities and money market
                                                        instruments
  ----------------------------------------------------------------------------------------------
    Utility Portfolio       high current income and     invests primarily in equity and
                            moderate capital            debt securities of utility
                            appreciation                companies
  ----------------------------------------------------------------------------------------------

                               EQUITY PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Growth-Income           growth of capital and       invests primarily in common stocks
    Portfolio               income                      or securities that demonstrate the
                                                        potential for appreciation and/or
                                                        dividends
  ----------------------------------------------------------------------------------------------
    Federated Value         growth of capital and       invests primarily in the securities
    Portfolio               income                      of high quality companies
  ----------------------------------------------------------------------------------------------
    Davis Venture Value     growth of capital           invests primarily in common stocks
    Portfolio                                           of companies with market
                                                        capitalizations of at least $5
                                                        billion
  ----------------------------------------------------------------------------------------------
    "Dogs" of Wall Street   total return (including     invests in thirty high dividend
    Portfolio               capital appreciation and    yielding common stocks selected
                            current income)             annually from the Dow Jones
                                                        Industrial Average and the broader
                                                        market (see "Additional information
                                                        about the "Dogs" of Wall Street
                                                        Portfolio" for a detailed
                                                        description of the Portfolio's
                                                        Investment Strategy)
  ----------------------------------------------------------------------------------------------
    Alliance Growth         long-term growth of         invests primarily in equity
    Portfolio               capital                     securities of a limited number of
                                                        large, carefully selected, high
                                                        quality U.S. companies that are
                                                        judged likely to achieve superior
                                                        earnings
  ----------------------------------------------------------------------------------------------

       A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

       MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

       INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.
       AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.

                               EQUITY PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    MFS Growth and Income   reasonable current          invests primarily in equity
    Portfolio               income and long-term        securities
                            growth of capital and
                            income
  ----------------------------------------------------------------------------------------------
    Putnam Growth           long-term growth of         invests primarily in common stocks
    Portfolio               capital                     or securities with common stock
                                                        characteristics that its Subadviser
                                                        believes have above-average growth
                                                        prospects
  ----------------------------------------------------------------------------------------------
    Real Estate Portfolio   total return through a      invests primarily in securities of
                            combination of growth       companies principally engaged in or
                            and income                  related to the real estate industry
                                                        or that own significant real estate
                                                        assets or that primarily invest in
                                                        real estate financial instruments
  ----------------------------------------------------------------------------------------------
    MFS Mid-Cap Growth      long-term growth of         invests primarily in equity
    Portfolio               capital                     securities of medium-sized
                                                        companies that its Subadviser
                                                        believes have above-average growth
                                                        potential
  ----------------------------------------------------------------------------------------------
    Aggressive Growth       capital appreciation        invests primarily in equity
    Portfolio                                           securities of high growth companies
                                                        including small and medium sized
                                                        growth companies with market
                                                        capitalizations of $1.5 billion to
                                                        $10 billion
  ----------------------------------------------------------------------------------------------

                            INTERNATIONAL PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    International Growth    growth of capital and,      invests primarily in common stocks
    and Income Portfolio    secondarily, current        traded on markets outside the U.S.
                            income
  ----------------------------------------------------------------------------------------------
    Global Equities         long-term growth of         invests primarily in common stocks
    Portfolio               capital                     or securities with common stock
                                                        characteristics of U.S. and foreign
                                                        issuers that demonstrate the
                                                        potential for appreciation and
                                                        engages in transactions in foreign
                                                        currencies
  ----------------------------------------------------------------------------------------------
    International           long-term capital           invests (in accordance with country
    Diversified Equities    appreciation                and sector weightings determined by
    Portfolio                                           its Subadviser) in common stocks of
                                                        foreign issuers that, in the
                                                        aggregate, replicate broad country
                                                        and sector indices
  ----------------------------------------------------------------------------------------------
    Emerging Markets        long-term capital           invests primarily in common stocks
    Portfolio               appreciation                and other equity securities of
                                                        companies that its Subadviser
                                                        believes have above-average growth
                                                        prospects primarily in emerging
                                                        markets outside the U.S.
  ----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 32 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, FEDERATED VALUE, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, REAL ESTATE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND, and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN, ASSET ALLOCATION and UTILITY PORTFOLIOS invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, MFS TOTAL RETURN, ASSET ALLOCATION, REAL ESTATE and MFS MID-CAP GROWTH PORTFOLIOS also invest significantly in junk bonds. While the Adviser and Subadvisers each tries to diversify its portfolio and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations (money market securities), you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments may be subject to changes in interest rates. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest internationally, including in "emerging market" countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the

    GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The "DOGS" OF WALL STREET PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). Since the Portfolio is committed to a strategy, if that strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Such utility securities entail certain risks including: (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

    To attempt to reduce these risks, the Subadviser will perform its own credit analysis in addition to using recognized rating agencies and will obtain information from other sources, including the issuer's management and other investment analysts.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolio's investments are, and likely will continue to be, interests in Real Estate Investment Trusts (REITs).

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET, MFS MID-CAP GROWTH and INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information for the MFS MID-CAP GROWTH PORTFOLIO is not shown because the Portfolio has not been in existence for a full calendar year.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                                                       CASH MANAGEMENT PORTFOLIO
                                                                       -------------------------
1994                                                                              3.8
1995                                                                             5.48
1996                                                                             4.91
1997                                                                             5.22
1998                                                                             5.05
1999                                                                             4.87

During the period shown in the bar chart, the highest return for a quarter was 1.36% (quarter ended 06/30/95) and the lowest return for a quarter was 0.64% (quarter ended 03/31/94). For the most recent calendar quarter ended 03/31/00, the return was 1.29%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                     PAST ONE   PAST FIVE   RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)                        YEAR       YEARS     INCEPTION(1)
-----------------------------------------------------------------------------------------------
 Cash Management Portfolio                                    4.87%      5.11%         4.57%
-----------------------------------------------------------------------------------------------

(1)  Inception date for the Portfolio is February 9, 1993.

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

1994                                                                             -3.19
----                                                                             -----
1995                                                                             17.78
1996                                                                              4.49
1997                                                                             10.90
1998                                                                              6.05
1999                                                                             -1.85

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -2.89% (quarter ended 03/31/94). For the most recent calendar quarter ended 03/31/00, the return was 1.44%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio                                     -1.85%      7.27%         5.40%
------------------------------------------------------------------------------------------------
 Lipper Corporate BBB Rated Index(2)                          -1.60%      7.35%         5.48%
------------------------------------------------------------------------------------------------
 Lehman Brothers Corporate Bond Index(3)                      -1.94%      8.18%         6.11%
------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(4)                           -0.81%      7.74%         5.84%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) The Lipper Corporate BBB Rated Index is an average of variable annuity accounts that include at least 65% of assets in corporate and government debt issues in the top four grades.

(3) The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(4) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

1994                                                                             -4.65
----                                                                             -----
1995                                                                             17.64
1996                                                                              9.36
1997                                                                             10.03
1998                                                                             10.87
1999                                                                              8.09

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). For the most recent calendar quarter ended 03/31/00, the return was 2.22%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE      PAST FIVE   RETURN SINCE
        CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Global Bond Portfolio                                       8.09%         9.20%        6.99%
------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond Index(2)                 0.73%         9.77%        8.64%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The J.P. Morgan Global Government Bond Index tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                       HIGH-YIELD BOND PORTFOLIO
                                                                       -------------------------
1994                                                                             -5.52
1995                                                                             14.24
1996                                                                             14.57
1997                                                                             14.42
1998                                                                             -2.95
1999                                                                              6.50

During the period shown in the bar chart, the highest return for a quarter was 7.38% (quarter ended 09/30/97) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 0.95%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE      PAST FIVE   RETURN SINCE
        CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio                                   6.50%        9.13%         7.55%
------------------------------------------------------------------------------------------------
 Merrill Lynch High-Yield Master Index(2)                    1.55%        9.60%         9.07%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                    WORLDWIDE HIGH INCOME PORTFOLIO
                                                                    -------------------------------
1995                                                                            -20.97
1996                                                                             25.32
1997                                                                             15.54
1998                                                                            -17.07
1999                                                                             19.31

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 2.44%.
--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURNS (AS OF THE         PAST ONE       PAST FIVE       RETURN SINCE
       CALENDAR YEAR ENDED DECEMBER 31, 1999)            YEAR           YEARS         INCEPTION(1)
--------------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio                          19.31%         11.62%           10.74%
--------------------------------------------------------------------------------------------------
 First Boston High Yield Bond Index(2)                     3.28%          9.07%            8.72%
--------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Plus(3)                                 21.59%         16.54%           14.62%
--------------------------------------------------------------------------------------------------
 Blended Index(4)                                          6.88%         12.31%           11.26%
--------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3) The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a market-weighted index composed of all Brady Bonds outstanding; it includes Argentina, Brazil, Mexico, Nigeria, the Philippines, and Venezuela.

(4) The Blended Index combines 50% of the First Boston High Yield Index and 50% of the J.P. Morgan Emerging Markets Bond Index Plus.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                    SUN AMERICA BALANCED PORTFOLIO
                                                                    ------------------------------
1997                                                                             24.48
1998                                                                             24.61
1999                                                                             21.40

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -5.24% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 4.23%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR         INCEPTION(1)
-----------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio                                  21.40%           22.67%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                  21.03%           26.60%
-----------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(3)                             -0.81%            6.60%
-----------------------------------------------------------------------------------------
 Blended Index(4)                                               11.54%           17.41%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                                                      MFS TOTAL RETURN PORTFOLIO
                                                                      --------------------------
1995                                                                             27.64
1996                                                                              9.94
1997                                                                             16.90
1998                                                                             19.53
1999                                                                              2.88

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -4.95% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 1.68%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE   PAST FIVE   RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
----------------------------------------------------------------------------------
 MFS Total Return Portfolio(2)                                  2.88%      15.07%       14.46%
-------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                 21.03%      28.56%       26.90%
-------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(4)                            -0.81%       7.74%        7.56%
-------------------------------------------------------------------------------------------------
 Blended Index(5)                                              11.54%      18.77%       17.84%
-------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to January 1, 1999, the MFS Total Return Portfolio was named the Balanced Phoenix Investment Counsel Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(5) The Blended Index consists of 35% Lehman Brothers Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------

                           ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                      ASSET ALLOCATION PORTFOLIO
                                                                      --------------------------
1994                                                                             -0.26
1995                                                                             26.29
1996                                                                             18.95
1997                                                                             21.81
1998                                                                              3.32
1999                                                                              9.44

During the period shown in the bar chart, the highest return for a quarter was 11.05% (quarter ended 06/30/97) and the lowest return for a quarter was -8.76% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 2.20%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 1999)               YEAR       YEARS     INCEPTION(1)
------------------------------------------------------------------------------------------------
 Asset Allocation Portfolio                                    9.44%      15.65%       12.77%
------------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                21.03%      28.56%       21.76%
------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(3)                           -0.81%       7.74%        5.84%
------------------------------------------------------------------------------------------------
 Blended Index(4)                                             12.00%      20.09%       15.37%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(4) The Blended Index consists of 40% Lehman Brothers Aggregate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

                               UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                       TELECOM UTILITY PORTFOLIO
                                                                       -------------------------
1997                                                                             25.73
1998                                                                             14.04
1999                                                                              1.78

During the period shown in the bar chart, the highest return for a quarter was 12.85% (quarter ended 12/31/97) and the lowest return for a quarter was -6.67% (quarter ended 03/31/99). For the most recent calendar quarter ended 03/31/00, the return was 5.15%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 Telecom Utility Portfolio                                      1.78%           13.93%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%           26.60%
-----------------------------------------------------------------------------------------
 Blended Index(3)                                              21.41%           28.64%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Communications Service Index, on a market capitalization weighted basis. The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries. The S&P Communications Service Index is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Communications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                        GROWTH-INCOME PORTFOLIO
                                                                        -----------------------
1994                                                                             -2.61
1995                                                                             34.10
1996                                                                             24.06
1997                                                                             33.91
1998                                                                             30.74
1999                                                                             30.04

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -14.39% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 4.88%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE   PAST FIVE   RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)             YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------
 Growth-Income Portfolio                                      30.04%      30.52%       22.22%
------------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                21.03%      28.56%       21.37%
------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           FEDERATED VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                       FEDERATED VALUE PORTFOLIO
                                                                       -------------------------
1997                                                                             31.43
1998                                                                             17.96
1999                                                                              6.19

During the period shown in the bar chart, the highest return for a quarter was 16.10% (quarter ended 12/31/98) and the lowest return for a quarter was -11.49% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was -2.23%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  CALENDAR YEAR       PAST ONE    RETURN SINCE
ENDED DECEMBER 31, 1999)                                       YEAR       INCEPTION(1)
--------------------------------------------------------------------------------------
 Federated Value Portfolio                                      6.19%        17.52%
--------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%        26.60%
--------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                     DAVIS VENTURE VALUE PORTFOLIO
                                                                     -----------------------------
1995                                                                             37.45
1996                                                                             24.76
1997                                                                             34.32
1998                                                                             13.73
1999                                                                             16.11

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 9.85%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED   PAST ONE    PAST FIVE    RETURN SINCE
DECEMBER 31, 1999)                                              YEAR        YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio(2)                              16.11%       24.92%         23.75%
----------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                 21.03%       28.56%         26.90%
----------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to April 10, 2000, the Davis Venture Value Portfolio was named the Venture Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

     ---------------------------------------------------------------------------

                          "DOGS" OF WALL STREET PORTFOLIO
   -----------------------------------------------------------------------------

                                                                     DOGS OF WALL STREET PORTFOLIO
                                                                     -----------------------------
1999                                                                             -7.08

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -9.92% (quarter ended 09/30/99). For the most recent calendar quarter ended 03/31/00, the return was -9.60%.
--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURNS (AS OF THE            PAST ONE       RETURN SINCE
           CALENDAR YEAR ENDED DECEMBER 31, 1999)              YEAR          INCEPTION(1)
-----------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio                               -7.08%            -4.64%
-----------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                 21.03%            20.50%
-----------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is April 1, 1998. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

1994                                                                             -2.16
1995                                                                             43.79
1996                                                                             29.11
1997                                                                             31.43
1998                                                                             52.23
1999                                                                             33.07

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -12.54% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 7.01%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio                                              33.07%      37.66%         27.69%
------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index(2)                                           33.16%      32.41%         23.75%
-------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        MFS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

1994                                                                             -8.01
----                                                                             -----
1995                                                                             32.10
1996                                                                             15.99
1997                                                                             23.22
1998                                                                             29.28
1999                                                                              5.93

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -8.93% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 2.01%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 MFS Growth and Income Portfolio(2)                                      5.93%      20.92%         15.05%
------------------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                          21.03%      28.56%         21.37%
-------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to January 1, 1999 the MFS Growth and Income Portfolio was named the Growth Phoenix Investment Counsel Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                            PUTNAM GROWTH PORTFOLIO
--------------------------------------------------------------------------------

1994                                                                             -1.57
1995                                                                             24.75
1996                                                                             20.37
1997                                                                             32.48
1998                                                                             34.76
1999                                                                             29.71

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -12.26% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 2.98%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio(2)                                             29.71%      28.31%         20.01%
------------------------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                          21.03%      28.56%         21.37%
------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index(4)                                           33.16%      32.41%         23.75%
-------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to April 7, 1997, the Putnam Growth Portfolio was known as the Provident Growth Portfolio, managed by Provident Investment Counsel.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

1998                                                                            -14.11
1999                                                                             -7.42

During the period shown in the bar chart, the highest return for a quarter was 11.98% (quarter ended 06/30/99) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 1.25%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Real Estate Portfolio                                                            -7.42%         -2.92%
----------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                                     -4.54%         -2.30%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

1997                                                                             12.35
1998                                                                             17.43
1999                                                                             84.66

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -17.31% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 8.30%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio                                                       84.66%        30.10%
----------------------------------------------------------------------------------------------------------
 Russell 2000 Index(2)                                                             21.25%        11.15%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with a base value of $135,000 as of December 31, 1986.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

1998                                                                             10.83
1999                                                                             24.18

During the period shown in the bar chart, the highest return for a quarter was 14.81% (quarter ended 12/31/98) and the lowest return for a quarter was -17.57% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 2.87%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio                                        24.18%         15.87%
----------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                                               27.31%         16.44%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 developed market countries in Europe, Australia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                                       GLOBAL EQUITIES PORTFOLIO
                                                                       -------------------------
1994                                                                             -0.30
1995                                                                             19.16
1996                                                                             14.18
1997                                                                             15.06
1998                                                                             22.86
1999                                                                             30.94

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -18.20% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 7.94%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE   PAST FIVE    RETURN SINCE
31, 1999)                                                                YEAR       YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio                                              30.94%      20.29%         16.99%
------------------------------------------------------------------------------------------------------------
 MSCI World Index(2)                                                    25.34%      20.25%         18.39%
-------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structure of 22 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                              --------------------------------------------
1995                                                                             10.34
1996                                                                              9.31
1997                                                                              6.37
1998                                                                             18.53
1999                                                                             24.59

During the period shown in the bar chart, the highest return for a quarter was 15.91% (quarter ended 03/31/98) and the lowest return for a quarter was -12.33% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was -3.69%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED   PAST ONE    PAST FIVE    RETURN SINCE
DECEMBER 31, 1999)                                              YEAR        YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio                  24.59%       13.63%         12.38%
-----------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                            27.31%       13.15%         11.75%
----------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 developed market countries in Europe, Australia and the Far East.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

1998                                                                            -24.27
----                                                                            ------
1999                                                                             77.45

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). For the most recent calendar quarter ended 03/31/00, the return was 1.62%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE    RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 1999)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                                                       77.45%          4.52%
----------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(2)                                              66.42%         -0.66%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets--Free Index measures the performance of companies representative of the market structure of 25 emerging market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York (Life Companies), each of which is affiliated with the Trust's investment adviser and manager, SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the Life Companies. So if you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Companies. You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

        ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase.


-----------------------------------------------------------------------------------------------------------------------------
                                                   FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                              CASH                                                     HIGH-YIELD        WORLDWIDE HIGH
                           MANAGEMENT        CORPORATE BOND       GLOBAL BOND             BOND               INCOME
-----------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income      - Fixed income      - Fixed income      - Fixed income      - Foreign
  Portfolio's            securities:         securities:         securities:         securities:         securities:
  principal              - U.S. treasury       - corporate         - U.S. and            - junk bonds        - emerging
  investments?                 bills           bonds               non- U.S.       - convertible         market
                       - agency discount   - investment grade    government          bonds               government
                         notes               fixed income        securities        - preferred stocks    securities
                       - commercial paper    securities        - investment grade  - zero coupon and   - emerging market
                       - corporate debt    - junk bonds          corporate bonds     deferred            corporate debt
                         instruments         (up to 35%)       - mortgage and        interest bonds      instruments
                       - Short-term        - U.S. government     asset-backed                          - Eurobonds
                         investments         securities          securities                            - Brady bonds
                                                               - Short-term                            - Junk bonds
                                                                 investments
                                                               - Currency
                                                                 transactions
                                                               - Foreign
                                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
  In what other types  N/A                 - Fixed income      - Options and       - Equity            - Currency
  of investments may                         securities:         futures           securities:             transactions
  the Portfolio                            - preferred         - Forward             - convertible     - Illiquid
  significantly                              securities          commitments         securities        securities (up to
  invest?                                  - zero coupon,      - Mortgage and      - warrants            15%)
                                             deferred            interest-rate     - Fixed income      - Borrowing for
                                             interest and PIK    swaps               securities:         temporary or
                                               bonds           - Hybrid              - U.S.                emergency
                                              (up to 35%)        instruments         government          purposes
                                           - Foreign           - Deferred            securities          (up to 33 1/3%)
                                           securities          interest bonds      - investment grade
                                           - When-issued and   - Inverse floaters    bonds
                                             delayed delivery  - Illiquid          - Foreign
                                           transactions        securities (up to   securities
                                           - Illiquid            15%)              - PIK bonds
                                           securities (up to   - Pass-through      - Short-term
                                             15%)                securities          investments
                                           - Pass-through      - Borrowing for
                                             securities          temporary or
                                           - Convertible         emergency
                                             securities          purposes
                                                                 (up to 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                 - Short-term        - Mortgage dollar   - Borrowing for     - Hybrid
  investments may the                        investments         rolls               temporary or        instruments
  Portfolio use as                         - Defensive         - Zero coupon,        emergency         - Options and
  part of efficient                          investments         deferred            purposes            Futures
  portfolio                                - Options and         interest and PIK    (up to 33 1/3%)   - Forward
  management or to                           futures             bonds             - Illiquid            commitments
  enhance return?                            (up to 10%)       - Firm commitments  securities (up to
                                           - Borrowing for       and when-issued     15%)
                                             temporary or        or delayed --     - Loan
                                             emergency           delivery            participations
                                           purposes            transactions        - Short sales
                                             (up to 33 1/3%)   - Forward           - Rights
                                           - Securities          commitments
                                           lending (up to      - Loan
                                             33 1/3%)            participations
                                                               - Securities
                                                               lending (up to
                                                                 33 1/3%)
                                                               - Interest rate
                                                                 swaps, caps,
                                                                 floors and
                                                                 collars
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                   FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                              CASH                                                     HIGH-YIELD        WORLDWIDE HIGH
                           MANAGEMENT        CORPORATE BOND       GLOBAL BOND             BOND               INCOME
-----------------------------------------------------------------------------------------------------------------------------
  What risks normally  - Interest rate     - Credit quality    - Interest rate     - Credit quality    - Foreign exposure
  affect the           fluctuations        - Interest rate       fluctuations      - Interest rate     - Credit quality
  Portfolio?           - Security            fluctuations      - Credit quality    fluctuations        - Illiquidity
                         selection         - Market            - Currency          - Security          - Securities
                                           volatility            volatility        selection             selections
                                           - Small and medium  - Derivatives       - Market            - Market
                                             sized companies   - Market              volatility        volatility
                                           - Security          volatility                              - Currency
                                             selection         - Non-diversified                         volatility
                                                                 status                                - Non-diversified
                                                               - Foreign exposure                      status
                                                               - Hedging
                                                               - Security
                                                                 selection
-----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                       BALANCED OR ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                              SUNAMERICA
                               BALANCED            MFS TOTAL RETURN        ASSET ALLOCATION            UTILITY
----------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities:    - Equity securities     - Equity securities:    - Equity securities:
  Portfolio's             - common stocks       (at least 40%, but not    - common stocks         - mid-cap stocks
  principal             - Fixed income            more than 75%):       - convertible           - large-cap stocks
  investments?            securities:             - common stocks       securities              - small-cap stocks
                          - U.S. government     - convertible           - warrants              - REITs
                          securities            securities              - rights
                        - corporate debt        - rights                - Fixed income
                          instruments           - Fixed income            securities:
                                                  securities (at least    - U.S. government
                                                    25%):                   securities
                                                  - U.S. government     - investment grade
                                                  securities              corporate bonds
                                                - pass-through          - preferred stocks
                                                  securities            - junk bonds (up to
                                                - corporate debt          25% of fixed income
                                                  instruments             investments)
                                                - preferred stocks      - senior securities
                                                - Loan participations   - pass-through
                                                - Equity swaps          securities
                                                - Emerging markets      - REITs
                                                                        - Registered
                                                                        investment companies
                                                                        - Foreign securities
                                                                        - Hybrid Instruments:
                                                                          - WEBs and SPDRs
                                                                        - Illiquid securities
                                                                          (up to 15%)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                       BALANCED OR ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                              SUNAMERICA
                               BALANCED            MFS TOTAL RETURN        ASSET ALLOCATION            UTILITY
----------------------------------------------------------------------------------------------------------------------
  In what other types   - Equity securities:    - Foreign securities:   - Equity securities:    - Equity securities:
  of investments may    - small-cap stocks        (up to 20%):          - small-cap stocks      - convertible
  the Portfolio            (up to 20%)          - Brady bonds           - convertible              securities
  significantly         - Short-term            - depositary receipts   securities              - Fixed income
  invest?                 investments           - fixed income          - Foreign securities:     securities:
                          (up to 10%)             securities (U.S.      - ADRs, GDRs and EDRs   - Corporate bonds
                        - Defensive             dollar denominated)     - emerging markets      - investment grade
                        investments             - Junk bonds            - Equity swaps          fixed income
                        - Foreign securities      (up to 20%)           - Hybrid securities     securities
                        - Illiquid securities   - Securities lending    - Currency              - preferred stocks
                          (up to 15%)             (up to 33 1/3%)       transactions
                                                                        - Futures
                                                                        - Forward commitments
                                                                        - Mortgage dollar
                                                                        rolls
                                                                        - Deferred interest
                                                                          bonds
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Options and futures   - Municipal bonds       - Options and futures   - Short-term
  investments may the   - Currency              - Warrants              - Short-term              investments
  Portfolio use as      transactions            - Zero-coupon,            investments           - Defensive
  part of efficient     - Borrowing for         deferred interest and   - Firm commitment       investments
  portfolio management    temporary or            PIK bonds when          agreements            - Options and futures
  or to enhance           emergency purposes      issued and            - When issued and       - Borrowing for
  return?                 (up to 33 1/3%)         delayed-delivery      delayed-delivery          temporary or
                        - Securities lending    transactions            transactions              emergency purposes
                          (up to 33 1/3%)       - Hybrid instruments    - Zero coupon bonds     (up to 33 1/3%)
                                                - Inverse floaters      - Interest rate swaps,  - Securities lending
                                                - Options and futures   caps, floors and          (up to 33 1/3%)
                                                - Currency              collars
                                                transactions            - Securities lending
                                                - Forward commitments     (up to 33 1/3%)
                                                - Registered            - Loan participations
                                                investment companies    - Defensive
                                                - Short-term            investments
                                                investments             - Borrowing for
                                                - Defensive             temporary or emergency
                                                investments               purposes (up to
                                                - Borrowing for           33 1/3%)
                                                  temporary or
                                                  emergency purposes
                                                  (up to 33 1/3%)
----------------------------------------------------------------------------------------------------------------------
  What risks normally   - Market volatility     - Security selection    - Market volatility     - Market volatility
  affect the            - Interest rate         - Market volatility     - Securities selection  - Utility industry
  Portfolio?              fluctuations          - Foreign exposure      - Interest rate
                        - Credit quality        - Interest rate           fluctuations
                        - Currency volatility   fluctuations            - Credit quality
                        - Foreign exposure      - Illiquidity           - Currency volatility
                        - Derivatives           - Credit quality        - Foreign exposure
                        - Hedging               - Active trading        - Derivatives
                                                - Prepayment            - Hedging
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                                                 DAVIS VENTURE       "DOGS" OF WALL
                         GROWTH-INCOME      FEDERATED VALUE          VALUE               STREET         ALLIANCE GROWTH
-------------------------------------------------------------------------------------------------------------------------
  What are the         - Equity            - Equity            - Equity            - Equity            - Equity
  Portfolio's          Securities:         securities:         securities:         securities:         securities:
  principal            - large-cap stocks  - large-cap stocks  - large-cap stocks  - large-cap stocks  - large-cap
  investments?         - mid-cap stocks                                                                   stocks
-------------------------------------------------------------------------------------------------------------------------
  In what other types  - Foreign           - Equity            - Mid-cap stocks    N/A                 - Foreign
  of investments may   securities (up to   securities:         - Foreign                                 securities
  the Portfolio          25%)              - mid-cap stocks    securities                                (up to 25%)
  significantly                            - Foreign
  invest?                                    securities:
                                           - ADRs
-------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term        - Short-term        - Short-term        - Short-term        - Short-term
  investments may the    investments         investments         investments         investments         investments
  Portfolio use as     - Defensive         - Defensive         - Defensive         - Defensive         - Defensive
  part of efficient      investments         investments         investments         investments         investments
  portfolio            - Borrowing for     - Options and       - U.S. government   - Borrowing for     - Borrowing for
  management or to       temporary or        futures             securities          temporary or        temporary or
  enhance return?        emergency         - Borrowing for                           emergency           emergency
                         purposes (up to     temporary or                            purposes            purposes
                         33 1/3%)            emergency                               (up to 33 1/3%)     (up to 33 1/3%)
                       - Options and         purposes (up to                       - Options and       - Options and
                         futures             33 1/3%)                                futures             futures
                                           - Securities
                                           lending
                                             (up to 33 1/3%)
-------------------------------------------------------------------------------------------------------------------------
  What risks normally  - Market            - Market            - Market            - Market            - Market
  affect the           volatility          volatility          volatility          volatility          volatility
  Portfolio?           - Securities        - Securities        - Securities        - Securities        - Securities
                         selection           selection           selection           selection           selection
                       - Active trading                                            - Non-diversified   - Active trading
                       - Growth stocks                                               status            - Growth stocks
                                                                                   - Illiquidity
                                                                                   - Passively
                                                                                     managed strategy
-------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                      EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
                         MFS GROWTH AND                                               MFS MID-CAP          AGGRESSIVE
                             INCOME          PUTNAM GROWTH        REAL ESTATE            GROWTH              GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  What are the         - Equity            - Equity            - Equity            - Equity            - Equity
  Portfolio's          securities            securities        securities:         securities (at      securities:
  principal            (at least 65%):                         - mid-cap stocks      least 65%):       - small-cap stocks
  investments?         - common stocks                         - small-cap stocks  - common stocks     - mid-cap stocks
                       - convertible                           - Fixed income      - mid-cap stocks    - convertible
                         securities                              securities:       - convertible         securities
                       - Fixed income                          - preferred stocks    securities        - warrants
                         securities:                           - REITs             - Fixed income      - Defensive
                       - preferred stocks                                            securities:         investments
                       - Foreign                                                   - preferred stocks  - Options and
                         securities:                                               - Foreign             futures
                       - depositary                                                  securities:
                         receipts                                                  - depositary
                                                                                     receipts
-----------------------------------------------------------------------------------------------------------------------------
  In what other types  - Foreign           N/A                 - Convertible       - Foreign           N/A
  of investments may   securities                                stocks            securities (up to
  the Portfolio          (up to 20%)                           - Foreign             20%)
  significantly        - Securities                            securities          - junk bonds
  invest?              lending                                 - Junk bonds          (up to 10%)
                         (up to 33 1/3%)                         (up to 5%)        - Securities
                                                               - Corporate bonds   lending (up to
                                                                                     30%)
-----------------------------------------------------------------------------------------------------------------------------
  What other types of  - Pass-through      - Short-term        - Short-term        - Warrants          - Borrowing for
  investments may the    securities          investments         investments       - Corporate debt      temporary or
  Portfolio use as     - Warrants          - Currency          - Defensive           instruments         emergency
  part of efficient    - Zero-coupon,        transactions        investments       - U.S. government     purposes
  portfolio              deferred          - Defensive         - U.S. government     securities          (up to 33 1/3%)
  management or to       interest and PIK    investments         securities        - Zero-coupon,      - Illiquid
  enhance return?        bonds             - Borrowing for                           deferred          securities (up to
                       - Short sales         temporary or                            interest and PIK    33 1/3%)
                       - when issued and     emergency                               bonds             - Short-term
                         delayed-delivery  purposes                                - Short sales       Investments
                       transactions        - Options and                           - When issued and
                       - Futures             futures                                 delayed-delivery
                       - Currency          - Warrants                                transactions
                         transactions      - Hybrid                                - Options and
                       - Forward             instruments                             futures
                         commitments                                               - Currency
                       - Registered                                                  transactions
                         investment                                                - Forward
                         companies                                                   commitments
                       - Illiquid                                                  - Registered
                       securities                                                    investment
                         (up to 15%)                                                 companies
                       - Short-term                                                - Illiquid
                         investments                                               securities (up to
                       - Defensive                                                   15%)
                         investments                                               - Short-term
                       - Borrowing for                                               investments
                         temporary or                                              - Defensive
                         emergency                                                   investments
                         purposes (up to                                           - Borrowing for
                         33 1/3%)                                                    temporary or
                       - Rights                                                    emergency purposes
                       - Emerging markets                                            (up to 33 1/3%)
                                                                                   - Rights
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                         MFS GROWTH AND                                               MFS MID-CAP          AGGRESSIVE
                             INCOME          PUTNAM GROWTH        REAL ESTATE            GROWTH              GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  What risks normally  - Market            - Market            - Market            - Market            - Market
  affect the           volatility          volatility          volatility          volatility          volatility
  Portfolio?           - Securities        - Securities        - Securities        - Securities        - Securities
                         selection           selection           selection           selection           selection
                       - Medium sized      - Growth stocks     - Real estate       - medium sized      - Illiquidity
                       companies                               industry            companies           - Interest rate
                       - Growth stocks                         - Small and medium  - Foreign exposure  fluctuations
                                                               sized companies     - Emerging markets  - Small and medium
                                                                                   - Growth stocks       sized companies
                                                                                   - Active trading    - Credit quality
                                                                                   - Non-diversified   - Derivatives
                                                                                   status              - Hedging
                                                                                                       - Emerging markets
                                                                                                       - Active trading
                                                                                                       - Growth stocks
-----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               INTERNATIONAL PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                            INTERNATIONAL                                   INTERNATIONAL
                          GROWTH AND INCOME        GLOBAL EQUITIES       DIVERSIFIED EQUITIES      EMERGING MARKETS
----------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities:    - Equity securities:    - Equity securities     - Equity securities:
  Portfolio's           - large-cap stocks      - large-cap stocks      - Foreign securities    - small-cap stocks
  principal               (foreign)             - mid-cap stocks                                - mid-cap stocks
  investments?          - Foreign securities    - Foreign securities                            - Foreign securities
----------------------------------------------------------------------------------------------------------------------
  In what other types   - Equity securities:    N/A                     - Equity securities:    - Hybrid instruments
  of investments may    - mid-cap stocks                                - convertible           - Equity swaps
  the Portfolio           (foreign)                                     securities
  significantly         - Foreign securities:                           - Warrants
  invest?               - emerging markets                              - Rights
                                                                        - Fixed income
                                                                          securities:
                                                                        - U.S. government
                                                                          securities
                                                                        - preferred stocks
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Equity securities:    - Short-term            - Short-term            N/A
  investments may the   - small-cap stocks        investments             investments
  Portfolio use as        (foreign)             - Currency              - Defensive
  part of efficient     - large-cap stocks      transactions            investments
  portfolio management     (U.S.)               - Defensive             - Currency
  or to enhance         - Currency              investments             transactions
  return?               transactions            - Borrowing for         - Illiquid securities
                        - Short-term            temporary or emergency    (up to 15%)
                        investments               purposes (up to       - Options and futures
                                                  33 1/3%)              - Forward commitments
                                                - Options and futures   - Registered
                                                                        investment companies
                                                                        - Firm commitment
                                                                          agreements
                                                                        - Securities lending
                                                                          (up to 33 1/3%)
----------------------------------------------------------------------------------------------------------------------
  What risks normally   - Currency volatility   - Market volatility     - Market volatility     - Currency volatility
  affect the            - Foreign exposure      - Securities selection  - Foreign exposure      - Foreign exposure
  Portfolio?            - Market volatility     - Active trading        - Non-diversified       - Emerging markets
                        - Securities selection  - Currency volatility   status                  - Growth stocks
                        - Hedging               - Foreign exposure      - Emerging markets      - Market volatility
                                                - Growth stocks         - Growth stocks         - Securities selection
                                                                        - Currency volatility
                                                                        - Sector risk
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - LARGE-CAP STOCKS are common stocks of large companies that generally have market capitalizations of over $9.5 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as Standard & Poor's (S&P), the Frank Russell Company (Russell), Morningstar, Inc. (Morningstar) or Lipper, Inc. (Lipper).

     - MID-CAP STOCKS are common stocks of medium sized companies that generally have market capitalizations ranging from $1.5 billion to $9.5 billion, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar or Lipper. With respect to the MFS MID-CAP GROWTH PORTFOLIO, the Subadviser will consider companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(TM) Growth Index to be medium sized companies.

     - SMALL-CAP STOCKS are common stocks of small companies that generally have market capitalizations of $1.5 billion or less, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, or Lipper.

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS are exchanges of the total return on a stock for the total return on another asset, usually a diversified equity or fixed income index.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc.( Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK bonds") are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts and World Equity Benchmark Shares) and STRUCTURED SECURITIES, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES: A short sale involves the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as describe in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the 1940 Act.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.5 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

SunAmerica Asset Management Corp. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. SAAMCo does not presently rely on this exemptive order with respect to the Trust. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York, 10017, is a corporation organized under the laws of the state of Delaware. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Strategic Investment Series, Inc.

For the fiscal year ended January 31, 2000, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................           0.49%
Corporate Bond Portfolio.....................           0.62%
Global Bond Portfolio........................           0.69%
High-Yield Bond Portfolio....................           0.62%
Worldwide High Income Portfolio..............           1.00%
SunAmerica Balanced Portfolio................           0.62%
MFS Total Return Portfolio...................           0.66%
Asset Allocation Portfolio...................           0.58%
Utility Portfolio............................           0.75%
Growth-Income Portfolio......................           0.53%
Federated Value Portfolio....................           0.71%
Davis Venture Value Portfolio................           0.71%
"Dogs" of Wall Street Portfolio..............           0.60%
Alliance Growth Portfolio....................           0.60%
MFS Growth and Income Portfolio..............           0.70%
Putnam Growth Portfolio......................           0.76%
Real Estate Portfolio........................           0.80%
MFS Mid-Cap Growth Portfolio.................           0.75%
Aggressive Growth Portfolio..................           0.70%

                  PORTFOLIO                              FEE
                  ---------                              ---
International Growth and Income Portfolio....           0.98%
Global Equities Portfolio....................           0.72%
International Diversified Equities
  Portfolio..................................           1.00%
Emerging Markets Portfolio...................           1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance serves as investment manager of employee benefit fund assets for 31 of the Fortune 100 companies.

DAVIS SELECTED ADVISERS, L.P. (Davis Selected) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis Selected provides advisory services to other investment companies. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it.

FEDERATED INVESTMENT COUNSELING (Federated) is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated and its affiliate companies serves as investment adviser to a number of investment companies and private accounts.

GOLDMAN SACHS ASSET MANAGEMENT (GSAM), an affiliate of Goldman, Sachs & Co. (Goldman Sachs), is located at 32 Old Slip, New York, NY 10005. Goldman Sachs registered as an investment adviser in 1981. GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), an affiliate of Goldman Sachs, is located at Procession House, 55 Ludgate Hill, London EC4M7JW, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, Massachusetts, 02116.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT, D/B/A MORGAN STANLEY ASSET MANAGEMENT (MSAM) offers investment management and fiduciary services to taxable and tax-exempt funds and institutions, international organizations and individuals investing in U.S. and international equity and fixed income securities. MSAM is located at 1221 Avenue of the Americas, New York, New York 10020.

PUTNAM INVESTMENT MANAGEMENT, INC. (Putnam), is a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family.

SAAMCo compensated the various Subadvisers out of the advisory fees that it received from the respective Portfolios. SAAMCo may terminate any agreement with another Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each portfolio is set forth in the following table.

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
  Cash Management Portfolio     SAAMCo                        - Fixed Income Investment    The Fixed Income
                                                                Team                       Investment Team has
                                                                                           been responsible for
                                                                                           the management of this
                                                                                           portfolio since its
                                                                                           inception in 1993.
 ----------------------------------------------------------------------------------------------------------------
  Corporate Bond Portfolio      Federated                     - Joseph M. Balestrino       Mr. Balestrino joined
                                                                Co-Portfolio Manager and   Federated in 1986 as a
                                                              Senior Vice President        Project Manager in the
                                                                                           Product Design
                                                                                           Department and became
                                                                                           an Assistant Vice
                                                                                           President and
                                                                                           Investment Analyst in
                                                                                           1991. He became a Vice
                                                                                           President and
                                                                                           portfolio manager in
                                                                                           1995 and a Senior Vice
                                                                                           President in 1998.
                                                              - Mark E. Durbiano           Mr. Durbiano joined
                                                                Co-Portfolio Manager       Federated in 1982 as
                                                              Senior Vice President        an Investment Analyst
                                                                                           and became a Vice
                                                                                           President and
                                                                                           portfolio manager in
                                                                                           1988. He has been a
                                                                                           Senior Vice President
                                                                                           since 1996.
 ----------------------------------------------------------------------------------------------------------------
  Global Bond Portfolio         GSAM-International            - Stephen C. Fitzgerald      Mr. Fitzgerald,
                                                                Senior Portfolio Manager   Managing Director and
                                                                                           Chief Investment
                                                                                           Officer for
                                                                                           International Fixed
                                                                                           Income in the London
                                                                                           office since November
                                                                                           1998, joined GSAM
                                                                                           International in 1992
                                                                                           as an Executive
                                                                                           Director and Portfolio
                                                                                           Manager.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - Andrew F. Wilson           Mr. Wilson, a Managing
                                                              Senior Portfolio Manager     Director and senior
                                                                                           portfolio manager for
                                                                                           international fixed
                                                                                           income in the London
                                                                                           office, joined GSAM
                                                                                           International in
                                                                                           December 1995 as an
                                                                                           Executive Director and
                                                                                           portfolio manager.
                                                              - Kevin Zhao                 Mr. Zhao joined GSAM-
                                                                Executive Director         International in
                                                                and Senior                 December 1994. From
                                                                Portfolio Manager          1993 to 1994 he was a
                                                                                           proprietary trader for
                                                                                           Goldman Sachs where he
                                                                                           traded global bonds,
                                                                                           currencies, equities
                                                                                           and various derivative
                                                                                           products.
 ----------------------------------------------------------------------------------------------------------------
  High-Yield Bond Portfolio     SAAMCo                        - John W. Risner             Mr. Risner joined
                                                                Vice President and         SAAMCo in 1997 as a
                                                              Portfolio Manager            Vice President and
                                                                                           portfolio manager.
                                                                                           Prior to joining
                                                                                           SAAMCo, he served as
                                                                                           Senior Portfolio
                                                                                           Manager of the Value
                                                                                           Line Aggressive Income
                                                                                           Trust and the Value
                                                                                           Line Convertible Fund
                                                                                           from 1992 to 1997.
 ----------------------------------------------------------------------------------------------------------------
  Worldwide High Income         MSAM                          - Robert Angevine            Mr. Angevine is a
  Portfolio                                                     Principal and              Principal of MSAM and
                                                              Co-Portfolio Manager         a portfolio manager of
                                                                                           MSAM's high-yield
                                                                                           investments. He joined
                                                                                           the firm in 1988 as a
                                                                                           portfolio manager.
                                                              - Gordon W. Loery            Mr. Loery has been a
                                                                Co-Portfolio Manager       Principal and
                                                                                           portfolio manager of
                                                                                           MSAM since 1996. Mr.
                                                                                           Loery joined MSAM in
                                                                                           1990 as a fixed income
                                                                                           analyst.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - Stephen F. Esser           Mr. Esser is a
                                                              Managing Director and        Managing Director of
                                                              Co-Portfolio                 MSAM and has been a
                                                              Manager                      portfolio manager with
                                                                                           MSAM's affiliate
                                                                                           Miller Anderson &
                                                                                           Sherrerd, LLP since
                                                                                           1988.
                                                              - Abigail McKenna            Ms. McKenna is a
                                                                Principal and              Principal and
                                                                Co-Portfolio Manager       portfolio manager of
                                                                                           MSAM. She was a Senior
                                                                                           Portfolio Manager at
                                                                                           MetLife Investment
                                                                                           Management Corp. from
                                                                                           1995 to 1996 and a
                                                                                           Limited Partner at
                                                                                           Weiss Peck & Greer
                                                                                           from 1991 to 1995. Ms.
                                                                                           McKenna joined MSAM in
                                                                                           1996.
 ----------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced           SAAMCo                        - Francis D. Gannon          Mr. Gannon has been a
  Portfolio                                                     Senior Vice President and  portfolio manager with
                                                              Portfolio Manager            SAAMCo since 1996. He
                                                                                           joined SAAMCo in 1993
                                                                                           as an equity analyst.
 ----------------------------------------------------------------------------------------------------------------
  MFS Total Return Portfolio    MFS                           - David M. Calabro           Mr. Calabro joined MFS
                                                                Senior Vice President and  in 1992 as a Vice
                                                              Portfolio Manager            President and equity
                                                                                           analyst. He became a
                                                                                           portfolio manager in
                                                                                           1993 and was promoted
                                                                                           to Senior Vice
                                                                                           President in 1998.
                                                              - Geoffrey L. Kurinsky       Mr. Kurinsky, the
                                                                Senior Vice President and  manager of the
                                                              Portfolio Manager            Portfolio's fixed
                                                                                           income securities,
                                                                                           joined MFS in 1987 as
                                                                                           a research analyst. He
                                                                                           became a Vice
                                                                                           President and
                                                                                           portfolio manager in
                                                                                           1989. In 1993, he was
                                                                                           promoted to Senior
                                                                                           Vice President.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - Constantinos G. Mokas      Mr. Mokas, manager of
                                                                Vice President and         the Portfolio's
                                                                Portfolio Manager          convertible
                                                                                           securities, joined MFS
                                                                                           in 1990 as a research
                                                                                           analyst. He was
                                                                                           promoted to Assistant
                                                                                           Vice President in
                                                                                           1994, Vice President
                                                                                           in 1996 and portfolio
                                                                                           manager in 1998.
                                                              - Lisa B. Nurme              Ms. Nurme, a manager
                                                                Senior Vice President and  of the Portfolio's
                                                              Portfolio Manager            common stock
                                                                                           investments, became a
                                                                                           portfolio manager in
                                                                                           1995 and was promoted
                                                                                           to Senior Vice
                                                                                           President in 1998.
                                                              - Kenneth J. Enright         Mr. Enright, a manager
                                                                Vice President and         of the Portfolio's
                                                              Portfolio Manager            common stock portion,
                                                                                           joined MFS in 1986 as
                                                                                           a research analyst. He
                                                                                           became an Assistant
                                                                                           Vice President in
                                                                                           1987, Vice President
                                                                                           in 1988, and portfolio
                                                                                           manager in 1993.
 ----------------------------------------------------------------------------------------------------------------
  Asset Allocation Portfolio    GSAM                          - Eileen Rominger            Ms. Rominger joined
                                                                Managing Director          GSAM as a senior
                                                                and Senior Portfolio       portfolio manager in
                                                              Manager                      1999. From 1981 to
                                                                (value portion)            1999 she was employed
                                                                                           at Oppenheimer
                                                                                           Capital, most recently
                                                                                           as a senior portfolio
                                                                                           manager.
                                                              - George D. Adler            Mr. Adler joined GSAM
                                                                Vice President and Senior  in 1997 as a portfolio
                                                              Portfolio Manager            manager. From 1990 to
                                                                (equity portion)           1997, he was a
                                                                                           portfolio manager at
                                                                                           Liberty Investment
                                                                                           Management, Inc.
                                                                                           ("Liberty").
                                                              - Robert G. Collins          Mr. Collins joined
                                                                Vice President and Senior  GSAM in 1997 as a
                                                              Portfolio Manager            portfolio manager.
                                                                (equity portion)           From 1991 to 1997, he
                                                                                           was a portfolio
                                                                                           manager at Liberty.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - Herbert E. Ehlers          Mr. Ehlers joined GSAM
                                                              Managing Director and        in 1997 as a senior
                                                              Senior Portfolio Manager     portfolio manager and
                                                              (equity portion)             Chief Investment
                                                                                           Officer of the Growth
                                                                                           Equity Team. From 1994
                                                                                           to 1997, he was the
                                                                                           Chief Investment
                                                                                           Officer and Chairman
                                                                                           at Liberty. He was a
                                                                                           portfolio manager and
                                                                                           president at Liberty's
                                                                                           predecessor firm,
                                                                                           Eagle Asset Management
                                                                                           ("Eagle"), from 1984
                                                                                           to 1994.
                                                              - Gregory H. Ekizian         Mr. Ekizian joined
                                                                Vice President and Senior  GSAM in 1997 as a
                                                              Portfolio Manager            portfolio manager and
                                                                (equity portion)           Co-Chair of the Growth
                                                                                           Equity Investment
                                                                                           Committee in 1997.
                                                                                           From 1990 to 1997, he
                                                                                           was a portfolio
                                                                                           manager at Liberty and
                                                                                           its predecessor firm,
                                                                                           Eagle.
                                                              - David G. Shell             Mr. Shell joined GSAM
                                                                Vice President and Senior  in 1997 as a Vice
                                                              Portfolio Manager            President and
                                                                (equity portion)           portfolio manager.
                                                                                           From 1987 to 1997, he
                                                                                           was a portfolio
                                                                                           manager at Liberty and
                                                                                           its predecessor firm,
                                                                                           Eagle.
                                                              - Ernest C. Segundo, Jr.     Mr. Segundo joined
                                                                Vice President and Senior  GSAM in 1997 as a
                                                                Portfolio Manager          portfolio manager.
                                                                (equity portion)           From 1992 to 1997, he
                                                                                           was a portfolio
                                                                                           manager at Liberty.
                                                              - Jonathan A. Beinner        Mr. Beinner has been
                                                                Managing Director and      Managing Director of
                                                              Co-Head U.S. Fixed Income    GSAM's U.S. Fixed
                                                                (fixed income portion)     Income Department
                                                                                           since 1997. He joined
                                                                                           the Fixed Income Group
                                                                                           in 1990 as an
                                                                                           associate portfolio
                                                                                           manager.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - C. Richard Lucy            Mr. Lucy has been Co-
                                                              Managing Director (fixed     Managing Director of
                                                              income portion) and Co-Head  GSAM's Fixed Income
                                                              U.S. Fixed Income            Department since 1997.
                                                                                           He joined the Fixed
                                                                                           Income Group in 1992
                                                                                           as a Vice President
                                                                                           and portfolio manager.
 ----------------------------------------------------------------------------------------------------------------
  Utility Portfolio             Federated                     - Linda A. Duessel           Ms. Duessel joined
                                                                Co-Portfolio Manager and   Federated in 1991 as
                                                              Senior Vice President        an Investment Analyst
                                                                                           and Assistant Vice
                                                                                           President. She became
                                                                                           a Vice President and
                                                                                           portfolio manager in
                                                                                           1995, and a Senior
                                                                                           Vice President in
                                                                                           2000.
                                                              - Steven J. Lehman           Mr. Lehman joined
                                                                Co-Portfolio Manager and   Federated in 1997 as a
                                                              Vice President               Vice President and
                                                                                           portfolio manager.
                                                                                           From 1985 to 1997, he
                                                                                           served as a portfolio
                                                                                           manager and Vice
                                                                                           President at First
                                                                                           Chicago NBD.
 ----------------------------------------------------------------------------------------------------------------
  Growth-Income Portfolio       Alliance                      - Michael R. Baldwin         Mr. Baldwin joined the
                                                                Portfolio Manager and      company in 1989 as a
                                                              Senior Vice President        research analyst. He
                                                                                           became a portfolio
                                                                                           manager in 1991 and
                                                                                           was promoted to Senior
                                                                                           Vice President and
                                                                                           Associate Director of
                                                                                           Research in 1996.
 ----------------------------------------------------------------------------------------------------------------
  Federated Value Portfolio     Federated                     - Arthur J. Barry            Mr. Barry joined
                                                                Co-Portfolio Manager and   Federated in 1994 as
                                                              Vice President               an Investment Analyst
                                                                                           and was promoted to an
                                                                                           Assistant Vice
                                                                                           President and
                                                                                           portfolio manager in
                                                                                           April 1997. He was
                                                                                           then promoted to Vice
                                                                                           President in 1998.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - Michael P. Donnelly        Mr. Donnelly joined
                                                              Co-Portfolio Manager and     Federated in 1989 as
                                                              Senior Vice President        an Investment Analyst.
                                                                                           He served as an
                                                                                           Assistant Vice
                                                                                           President of an
                                                                                           affiliate of Federated
                                                                                           from 1992 to 1994, a
                                                                                           Vice President from
                                                                                           1994 to 1999, and a
                                                                                           Senior Vice President
                                                                                           since 1999.
 ----------------------------------------------------------------------------------------------------------------
  Davis Venture Value           Davis Selected                - Christopher C. Davis       Mr. Davis has been
  Portfolio                                                     Portfolio Manager          employed by Davis
                                                                                           Selected since 1989 as
                                                                                           a research analyst,
                                                                                           assistant portfolio
                                                                                           manager, co-portfolio
                                                                                           manager, and portfolio
                                                                                           manager.
                                                              - Kenneth C. Feinberg        Mr. Feinberg has been
                                                                Portfolio Manager          employed by Davis
                                                                                           Selected since 1994 as
                                                                                           a research analyst,
                                                                                           assistant portfolio
                                                                                           manager, and portfolio
                                                                                           manager.
 ----------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street         SAAMCo                        - Francis D. Gannon          See above.
  Portfolio                                                     Senior Vice President and
                                                              Portfolio Manager
 ----------------------------------------------------------------------------------------------------------------
  Alliance Growth Portfolio     Alliance                      - James G. Reilly            Mr. Reilly joined the
                                                                Executive Vice President   company in 1984 as a
                                                              and Portfolio Manager        research analyst. He
                                                                                           became a portfolio
                                                                                           manager in 1993 and
                                                                                           was promoted to an
                                                                                           Executive Vice
                                                                                           President in 1999.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
  MFS Growth and Income         MFS                           - John D. Laupheimer, Jr.    Mr. Laupheimer joined
  Portfolio                                                     Senior Vice President and  MFS in 1981 as a
                                                                Portfolio Manager          research analyst. He
                                                                                           became an Investment
                                                                                           Officer in 1988,
                                                                                           Assistant Vice
                                                                                           President in 1984,
                                                                                           Vice President in
                                                                                           1986, portfolio
                                                                                           manager in 1987,
                                                                                           Senior Vice President
                                                                                           in 1995 and Director
                                                                                           of Equity Research in
                                                                                           1999.
                                                              - Mitchell D. Dynan          Mr. Dynan joined MFS
                                                                Senior Vice President and  in 1986 as a research
                                                              Portfolio Manager            analyst. He became an
                                                                                           Assistant Vice
                                                                                           President in 1987,
                                                                                           Vice President in
                                                                                           1988, portfolio
                                                                                           manager in 1995 and
                                                                                           Senior Vice President
                                                                                           in 1999.
 ----------------------------------------------------------------------------------------------------------------
  Putnam Growth Portfolio       Putnam                        - C. Beth Cotner             Ms. Cotner joined the
                                                                Managing Director and      company in 1995 as
                                                              Chief Investment Officer     Senior Vice President
                                                                                           and Senior Portfolio
                                                                                           Manager. Prior to that
                                                                                           time, she was an
                                                                                           Executive Vice
                                                                                           President of Kemper
                                                                                           Financial Services
                                                                                           from 1984 to 1995.
                                                              - Richard England            Mr. England joined the
                                                                Senior Vice President and  company in 1992 as a
                                                              Senior Portfolio Manager     Global Equity Analyst.
                                                                                           In 1994, he was
                                                                                           promoted to Associate
                                                                                           Director of Research
                                                                                           and then joined the
                                                                                           Growth Equity Team in
                                                                                           1996 as a Senior
                                                                                           Portfolio Manager.
                                                              - Manuel H. Weiss            Mr. Weiss joined the
                                                                Senior Vice President and  company in 1987 as a
                                                              Senior Portfolio Manager     portfolio manager to
                                                                                           head the quantitative
                                                                                           effort in the
                                                                                           development of the
                                                                                           Core Growth Equity
                                                                                           product.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
                                                              - David J. Santos            Mr. Santos joined the
                                                              Senior Vice President and    company in 1986 as a
                                                              Portfolio Manager            Pricing Operations
                                                                                           Manager and moved to
                                                                                           the investment
                                                                                           management side in
                                                                                           1991. He became a
                                                                                           portfolio manager in
                                                                                           1992.
 ----------------------------------------------------------------------------------------------------------------
  Real Estate Portfolio         Davis Selected                - Andrew A. Davis            Mr. Davis has been
                                                                Portfolio Manager          employed by Davis
                                                                                           Selected since 1994 as
                                                                                           a research analyst,
                                                                                           assistant portfolio
                                                                                           manager, co-portfolio
                                                                                           manager and portfolio
                                                                                           manager.
 ----------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth            MFS                           - Mark Regan                 Mr. Regan joined MFS
  Portfolio                                                     Senior Vice President and  as a research analyst
                                                              Portfolio Manager            in 1989. He was named
                                                                                           investment officer in
                                                                                           1990, Assistant Vice
                                                                                           President in 1991,
                                                                                           Vice President in
                                                                                           1992, portfolio
                                                                                           manager in 1998 and
                                                                                           Senior Vice President
                                                                                           in 1999.
                                                             - David E. Sette-Ducati       Mr. Sette-Ducati
                                                               Vice President and          joined MFS in 1995 as
                                                             Portfolio Manager             a research analyst. He
                                                                                           became an Investment
                                                                                           Officer in 1997, Vice
                                                                                           President in 1999, and
                                                                                           portfolio manager in
                                                                                           February 2000.
 ----------------------------------------------------------------------------------------------------------------
  Aggressive Growth Portfolio   SAAMCo                        - Donna M. Calder            Ms. Calder joined the
                                                                Vice President and         firm in 1998 as a Vice
                                                              Portfolio Manager            President and
                                                                                           portfolio manager.
                                                                                           Prior to joining
                                                                                           SAAMCo, she was the
                                                                                           founder and General
                                                                                           Partner of Manhattan
                                                                                           Capital Partners, L.P.
                                                                                           from 1991 to 1995.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
  International Growth and      Putnam                        - Deborah F. Kuenstner       Ms. Kuenster joined
  Income Portfolio                                              Chief Investment Officer   Putnam as a Senior
                                                                and Managing Director      Vice President and
                                                                                           Senior Portfolio
                                                                                           Manager in March 1997.
                                                                                           Ms. Kuenstner was
                                                                                           Senior Portfolio
                                                                                           Manager at Dupont
                                                                                           Pension Fund
                                                                                           Management from 1989
                                                                                           to 1997.
                                                              - George W. Stairs           Mr. Stairs joined
                                                                Senior Vice President and  Putnam as a Global
                                                              Portfolio Manager            Equity research
                                                                                           analyst in 1994. In
                                                                                           1997, he became a
                                                                                           Senior Vice President
                                                                                           and Portfolio Manager.
                                                                                           Mr. Stairs was an
                                                                                           Associate at Value
                                                                                           Quest Ltd. from 1992
                                                                                           to 1994.
 ----------------------------------------------------------------------------------------------------------------
  Global Equities Portfolio     Alliance                      - Stephen Beinhacker         Mr. Beinhacker joined
                                                                Portfolio Manager,         the company in 1992 as
                                                              Director and Senior Vice     Director of
                                                              President                    International
                                                                                           Quantitative Stock
                                                                                           Analysis and portfolio
                                                                                           manager. He was
                                                                                           promoted to Senior
                                                                                           Vice President in
                                                                                           1998.
 ----------------------------------------------------------------------------------------------------------------
  International Diversified     MSAM                          - Barton Biggs               Mr. Biggs has been a
  Equities Portfolio                                            Chairman, Chief            Chairman and a
                                                              Investment Officer and       Director of MSAM since
                                                              Co-Portfolio Manager         1980 and a Managing
                                                                                           Director of Morgan
                                                                                           Stanley & Co.
                                                                                           Incorporated since
                                                                                           1975.
                                                              - Ann Thivierge              Ms. Thivierge joined
                                                                Managing Director and      MSAM in 1986 and is
                                                              Co-Portfolio Manager         currently a Managing
                                                                                           Director.
 ----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                         ADVISER/              PORTFOLIO MANAGER (AND/
                                        SUBADVISER               OR MANAGEMENT TEAM)
 ----------------------------------------------------------------------------------------------------------------
  Emerging Markets Portfolio    Putnam                        - Thomas R. Haslett          Mr. Haslett joined
                                                              Managing Director, Chief     Putnam as Managing
                                                              Investment Officer and Co-   Director, Chief
                                                              Portfolio Manager            Investment Officer and
                                                                                           portfolio manager in
                                                                                           1996. He was a
                                                                                           Managing Director of
                                                                                           Montgomery Asset
                                                                                           Management, Ltd. from
                                                                                           1992 to 1996.
                                                              - J. Peter Grant             Mr. Grant joined
                                                                Senior Vice President and  Putnam in 1973 as a
                                                              Co-Portfolio Manager         Vice President and
                                                                                           research analyst. He
                                                                                           became a portfolio
                                                                                           manager in 1974 and a
                                                                                           Senior Vice President
                                                                                           in 1997.
 ----------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for each Portfolio is intended to help you understand the Portfolios' financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS*
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
    ----------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
     PERIOD       BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
     ENDED        OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Cash Management Portfolio

     11/30/95      $10.47      $0.56         $ 0.01         $ 0.57        $(0.34)        $   --      $10.70      5.59%    $ 90,731
     11/30/96       10.70       0.53          (0.02)          0.51         (0.45)            --       10.76      4.92       91,247
     11/30/97       10.76       0.53           0.01           0.54         (0.56)            --       10.74      5.22      156,119
     11/30/98       10.74       0.54          (0.02)          0.52         (0.68)            --       10.58      5.05      223,640
      1/31/99#      10.58       0.08           0.01           0.09            --             --       10.67      0.85      277,370
      1/31/00       10.67       0.51             --           0.51         (0.24)            --       10.94      4.85      466,588

                                                                                                          Corporate Bond Portfolio

     11/30/95        9.75       0.60           1.00           1.60         (0.53)            --       10.82     17.01       29,475
     11/30/96       10.82       0.65           0.03           0.68         (0.41)            --       11.09      6.51       37,207
     11/30/97       11.09       0.77           0.21           0.98         (0.53)            --       11.54      9.26       62,272
     11/30/98       11.54       0.77          (0.02)          0.75         (0.46)            --       11.83      6.61      143,561
      1/31/99#      11.83       0.12           0.04           0.16            --             --       11.99      1.35      158,804
      1/31/00       11.99       0.81          (1.15)         (0.34)        (0.53)            --       11.12     (2.75)     184,309

                                                                                                             Global Bond Portfolio

     11/30/95        9.83       0.60           0.97           1.57         (0.38)            --       11.02     16.40       59,759
     11/30/96       11.02       0.59           0.54           1.13         (0.75)            --       11.40     10.94       68,221
     11/30/97       11.40       0.52           0.38           0.90         (0.75)         (0.04)      11.51      8.43       89,043
     11/30/98       11.51       0.49           0.78           1.27         (0.79)         (0.22)      11.77     11.75      115,428
      1/31/99#      11.77       0.07           0.11           0.18            --             --       11.95      1.53      122,306
      1/31/00       11.95       0.42          (0.66)         (0.24)        (0.47)         (0.41)      10.83     (1.86)     127,145

                                                                                                         High-Yield Bond Portfolio

     11/30/95       10.32       1.11           0.12           1.23         (1.02)            --       10.53     12.64       82,174
     11/30/96       10.53       0.98           0.48           1.46         (0.95)            --       11.04     14.86      113,229
     11/30/97       11.04       1.04           0.48           1.52         (0.74)            --       11.82     14.53      195,639
     11/30/98       11.82       1.14          (1.24)         (0.10)        (0.66)         (0.08)      10.98     (1.26)     284,580
      1/31/99#      10.98       0.18          (0.02)          0.16            --             --       11.14      1.46      293,037
      1/31/00       11.14       1.09          (0.55)          0.54         (1.14)            --       10.54      5.09      310,032

                                                                                                   Worldwide High Income Portfolio

     11/30/95        9.95       1.10           0.47           1.57         (0.10)            --       11.42     16.02       21,515
     11/30/96       11.42       1.25           1.60           2.85         (0.87)         (0.05)      13.35     26.87       49,204
     11/30/97       13.35       0.98           0.68           1.66         (0.90)         (0.91)      13.20     14.17      125,224
     11/30/98       13.20       1.07          (2.61)         (1.54)        (0.61)         (0.74)      10.31    (13.74)     121,290
      1/31/99#      10.31       0.16          (0.35)         (0.19)           --             --       10.12     (1.84)     116,977
      1/31/00       10.12       1.13           0.67           1.80         (1.33)            --       10.59     19.22      124,404

                             RATIO OF NET
                RATIO OF      INVESTMENT
               EXPENSES TO    INCOME TO
     PERIOD    AVERAGE NET     AVERAGE      PORTFOLIO
     ENDED       ASSETS       NET ASSETS    TURNOVER
   ----------  --------------------------------------
     11/30/95     0.67%          5.32%          --%
     11/30/96     0.62           4.90           --
     11/30/97     0.63           5.06           --
     11/30/98     0.58           4.97           --
      1/31/99    0.62+           5.02+          --
      1/31/00     0.53           4.82           --
     11/30/95     0.96++         5.93++        412
     11/30/96     0.97           6.11          338
     11/30/97     0.91           6.99           49
     11/30/98     0.77           6.61           15
      1/31/99    0.80+           6.16+           4
      1/31/00     0.71           7.05           37
     11/30/95     0.95           5.89          339
     11/30/96     0.89           5.44          223
     11/30/97     0.90           4.70          360
     11/30/98     0.85           4.27          210
      1/31/99    0.97+           3.65+          30
      1/31/00     0.84           3.68          189
     11/30/95     0.80          10.80          174
     11/30/96     0.77           9.41          107
     11/30/97     0.75           9.26          243
     11/30/98     0.69           9.75          128
      1/31/99    0.72+           9.71+          17
      1/31/00     0.67          10.00          105
     11/30/95     1.30          10.46          176
     11/30/96     1.18          10.45          177
     11/30/97     1.10           7.58          146
     11/30/98     1.08@          8.90          158
      1/31/99     1.11+@         9.57+@         12
      1/31/00     1.12@         10.68@         116

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @ Net of custody credits of 0.01%, 0.01% and 0.02%, for the periods ending November 30, 1998, January 31, 1999 and January 31, 2000, respectively.

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                             EXPENSES                               NET INVESTMENT INCOME (LOSS)
                           ---------------------------------------------    ---------------------------------------------
                           11/95   11/96   11/97   11/98   1/99+   1/00     11/95   11/96   11/97   11/98   1/99+   1/00
                           ---------------------------------------------    ---------------------------------------------
   Cash Management.......  0.67%   0.62%   0.63%   0.58%   0.62%   0.53%     5.32%   4.90%   5.06%  4.97%   5.02%    4.82%
   Corporate Bond........  0.97    0.97    0.91    0.77    0.80    0.71      5.92    6.11    6.99   6.61    6.16     7.05
   Global Bond...........  0.95    0.89    0.90    0.85    0.97    0.84      5.89    5.44    4.70   4.27    3.65     3.68
   High-Yield Bond.......  0.80    0.77    0.75    0.69    0.72    0.67     10.80    9.41    9.26   9.75    9.71    10.00
   Worldwide High
     Income..............  1.30    1.18    1.10    1.08    1.11    1.12     10.46   10.45    7.58   8.90    9.57    10.68

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS* (continued)

    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
    ----------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
     PERIOD       BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
     ENDED        OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SunAmerica Balanced Portfolio

       6/3/96-
     11/30/96      $10.00      $0.10         $ 1.03         $ 1.13        $   --         $   --      $11.13     11.30%    $ 10,224
     11/30/97       11.13       0.23           2.15           2.38         (0.04)         (0.02)      13.45     21.48       44,621
     11/30/98       13.45       0.30           2.33           2.63         (0.11)         (0.36)      15.61     19.81      149,242
      1/31/99#      15.61       0.05           1.58           1.63            --             --       17.24     10.44      194,878
      1/31/00       17.24       0.36           1.80           2.16         (0.12)         (0.22)      19.06     12.76      509,054

                                                                                                        MFS Total Return Portfolio

     11/30/95        9.96       0.34           2.23           2.57         (0.05)            --       12.48     25.89       32,429
     11/30/96       12.48       0.34           1.31           1.65         (0.19)         (0.31)      13.63     13.75       70,021
     11/30/97       13.63       0.37           1.39           1.76         (0.23)         (0.41)      14.75     13.52       95,721
     11/30/98       14.75       0.36           1.56           1.92         (0.31)         (1.40)      14.96     13.54      131,440
      1/31/99#      14.96       0.06           0.82           0.88            --             --       15.84      5.88      145,332
      1/31/00       15.84       0.48          (0.38)          0.10         (0.29)         (1.77)      13.88      0.29      208,919

                                                                                                        Asset Allocation Portfolio

     11/30/95       10.32       0.42           2.24           2.66         (0.20)         (0.04)      12.74     26.10      199,836
     11/30/96       12.74       0.48           2.00           2.48         (0.31)         (0.39)      14.52     20.27      316,388
     11/30/97       14.52       0.44           2.55           2.99         (0.40)         (0.90)      16.21     21.97      526,585
     11/30/98       16.21       0.48           0.08           0.56         (0.35)         (1.61)      14.81      2.85      713,045
      1/31/99#      14.81       0.07           0.15           0.22            --             --       15.03      1.49      724,516
      1/31/00       15.03       0.40           0.37           0.77         (0.48)         (0.80)      14.52      5.51      699,063

                                                                                                                 Utility Portfolio

       6/3/96-
     11/30/96       10.00       0.24           0.51           0.75            --             --       10.75      7.50        6,299
     11/30/97       10.75       0.36           1.91           2.27         (0.09)         (0.02)      12.91     21.26       24,366
     11/30/98       12.91       0.42           1.62           2.04         (0.16)         (0.33)      14.46     15.98       68,049
      1/31/99#      14.46       0.08           0.03           0.11            --             --       14.57      0.76       77,323
      1/31/00       14.57       0.48           0.23           0.71         (0.24)         (0.62)      14.42      5.01      120,159

                             RATIO OF NET
                RATIO OF      INVESTMENT
               EXPENSES TO    INCOME TO
     PERIOD    AVERAGE NET     AVERAGE      PORTFOLIO
     ENDED       ASSETS       NET ASSETS    TURNOVER
   ----------  --------------------------------------
       6/3/96
     11/30/96     1.00%+++       1.92%+++       40%
     11/30/97     1.00           1.82          143
     11/30/98     0.78           2.10          111
      1/31/99     0.74+@         1.73+@         26
      1/31/00     0.66           2.01          197
     11/30/95     0.98++         3.08++        153
     11/30/96     0.84           2.74          194
     11/30/97     0.82           2.63          271
     11/30/98     0.77           2.43          106
      1/31/99     0.81+          2.40+          86
      1/31/00     0.75@          3.18@         116
     11/30/95     0.81           3.62          207
     11/30/96     0.74           3.66          200
     11/30/97     0.68           2.88          176
     11/30/98     0.64           3.15          156
      1/31/99    0.66+           2.60+          30
      1/31/00     0.63           2.70          191
       6/3/96
     11/30/96     1.05+++        4.41+++        24
     11/30/97     1.05++         3.15++         77
     11/30/98     1.01           3.04           72
      1/31/99    0.93+           3.02+          12
      1/31/00     0.84           3.31          121

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     @  Net of custody credits of 0.01%

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                EXPENSES                             NET INVESTMENT INCOME (LOSS)
                              --------------------------------------------   ---------------------------------------------
                              11/95   11/96   11/97   11/98   1/99+   1/00   11/95   11/96   11/97   11/98   1/99+   1/00
                              --------------------------------------------   ---------------------------------------------
    SunAmerica Balanced....     --%   1.43%   1.00%   0.78%   0.74%   0.66%    --%   1.49%   1.82%   2.10%    1.73%   2.01%
    MFS Total Return.......   1.11    0.84    0.82    0.77    0.81    0.75   2.95    2.74    2.63    2.43     2.40    3.18
    Asset Allocation.......   0.81    0.74    0.68    0.64    0.66    0.63   3.62    3.66    2.88    3.15     2.60    2.70
    Utility................     --    1.93    1.24    1.01    0.93    0.84     --    3.53    2.96    3.04     3.02    3.31

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS* (continued)

    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
    ----------------------------------------------------------------------------

                      NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET
                     ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET
                     VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE
     PERIOD        BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL
     ENDED         OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth-Income Portfolio

    11/30/95        $10.33      $0.17         $ 3.31         $ 3.48        $(0.10)        $   --      $13.71     33.89
    11/30/96         13.71       0.18           3.48           3.66         (0.12)         (0.43)      16.82     27.41
    11/30/97         16.82       0.17           4.69           4.86         (0.13)         (0.73)      20.82     30.11
    11/30/98         20.82       0.17           4.33           4.50         (0.13)         (0.96)      24.23     21.91
     1/31/99#        24.23       0.02           3.63           3.65            --             --       27.88     15.06
     1/31/00         27.88       0.16           4.75           4.91         (0.15)         (1.40)      31.24     18.37

                                                                                               Federated Value Portfolio

      6/3/96-
    11/30/96         10.00       0.07           1.01           1.08            --             --       11.08     10.80
    11/30/97         11.08       0.13           2.72           2.85         (0.03)            --       13.90     25.75
    11/30/98         13.90       0.17           2.35           2.52         (0.06)         (0.30)      16.06     18.22
     1/31/99#        16.06       0.02           0.54           0.56            --             --       16.62      3.49
     1/31/00         16.62       0.20          (0.14)          0.06         (0.12)         (0.69)      15.87      0.17

                                                                                           Davis Venture Value Portfolio

    11/30/95          9.78       0.17           3.55           3.72         (0.03)            --       13.47     38.17
    11/30/96         13.47       0.18           3.46           3.64         (0.09)         (0.12)      16.90     27.44
    11/30/97         16.90       0.19           4.73           4.92         (0.09)         (0.26)      21.47     29.62
    11/30/98         21.47       0.20           2.23           2.43         (0.12)         (0.68)      23.10     11.36
     1/31/99#        23.10       0.03           1.25           1.28            --             --       24.38      5.54
     1/31/00         24.38       0.13           3.06           3.19         (0.20)         (0.93)      26.44     13.42

                                                                                         "Dogs" of Wall Street Portfolio
      4/1/98-
    11/30/98         10.00       0.11          (0.30)         (0.19)           --             --        9.81     (1.90)
     1/31/99#         9.81       0.02          (0.23)         (0.21)           --             --        9.60     (2.14)
     1/31/00          9.60       0.21          (1.12)         (0.91)        (0.05)         (0.26)       8.38    (10.02)

                  NET                     RATIO OF NET
                 ASSETS      RATIO OF      INVESTMENT
                 END OF     EXPENSES TO    INCOME TO
     PERIOD      PERIOD     AVERAGE NET     AVERAGE      PORTFOLIO
     ENDED      (000'S)       ASSETS       NET ASSETS    TURNOVER
   ----------  ---------------------------------------------------
    11/30/95   $  171,281      0.77%          1.42%          59%
    11/30/96      325,463      0.72           1.21           82
    11/30/97      622,062      0.65           0.89           44
    11/30/98    1,019,590      0.60           0.78           53
     1/31/99#   1,206,113     0.60+           0.55+          16
     1/31/00    1,828,340      0.56           0.56           43
      6/3/96-
    11/30/96       12,460      1.05+++        1.26+++        30
    11/30/97       59,024      1.03           1.03           46
    11/30/98      145,900      0.83           1.13           51
     1/31/99#     159,176     0.86+           0.75+           4
     1/31/00      208,488      0.77           1.17           34
    11/30/95      154,908      1.00++         1.43++         18
    11/30/96      516,413      0.85           1.21           22
    11/30/97    1,140,053      0.79           0.98           22
    11/30/98    1,725,411      0.75           0.89           25
     1/31/99#   1,840,354     0.77+           0.86+           5
     1/31/00    2,303,994      0.74           0.51           23
      4/1/98-
    11/30/98       65,283   0.85+++           2.04+++        --
     1/31/99#      78,062     0.85+           0.93+          58
     1/31/00       98,924      0.67           2.11           51

---------------

     *  Calculated based upon average shares outstanding

     **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

     #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

     +  Annualized

     ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                              EXPENSES                              NET INVESTMENT INCOME (LOSS)
                            ---------------------------------------------   ---------------------------------------------
                            11/95   11/96   11/97   11/98   1/99+   1/00    11/95   11/96   11/97   11/98   1/99+   1/00
                            ---------------------------------------------   ---------------------------------------------
    Growth-Income.........  0.77%   0.72%   0.65%   0.60%   0.60%   0.56%   1.42%   1.21%   0.89%   0.78%   0.55%   0.56%
    Federated Value.......    --    1.57    1.03    0.83    0.86    0.77      --    0.74    1.03    1.13    0.75    1.17
    Davis Venture Value...  1.02    0.85    0.79    0.75    0.77    0.74    1.41    1.21    0.98    0.89    0.86    0.51
    "Dogs" of Wall
    Street................    --      --      --    0.92    0.85    0.67      --      --      --    1.97    0.93    2.11

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS* (continued)

    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
    ----------------------------------------------------------------------------

                   NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                  ASSET      INVEST-      NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET
                  VALUE        MENT       & UNREALIZED     INVEST-          NET         REALIZED     VALUE
     PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF        TOTAL
     ENDED      OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD      RETURN***
   -----------------------------------------------------------------------------------------------------------------------
                                                                                                 Alliance Growth Portfolio

    11/30/95     $10.64       $ 0.07         $ 5.08         $ 5.15        $(0.03)        $(0.13)     $15.63        48.91%
    11/30/96      15.63         0.08           4.07           4.15         (0.04)         (1.01)      18.73        28.05
    11/30/97      18.73         0.16           4.76           4.92         (0.05)         (1.04)      22.56        27.80
    11/30/98      22.56         0.07           7.77           7.84         (0.06)         (2.30)      28.04        35.92
     1/31/99#     28.04         0.00           7.22           7.22            --             --       35.26        25.75
     1/31/00      35.26        (0.04)          4.46           4.42         (0.05)         (3.05)      36.58        14.09

                                                                                           MFS Growth and Income Portfolio

    11/30/95      10.01         0.12           3.14           3.26         (0.13)            --       13.14        32.92
    11/30/96      13.14         0.11           2.16           2.27         (0.11)         (0.91)      14.39        18.40
    11/30/97      14.39         0.11           2.48           2.59         (0.10)         (1.26)      15.62        19.78
    11/30/98      15.62         0.02           2.61           2.63         (0.12)         (2.76)      15.37        17.82
     1/31/99#     15.37         0.01           1.60           1.61            --             --       16.98        10.47
     1/31/00      16.98         0.10           0.11           0.21         (0.03)         (3.81)      13.35         1.77

                                                                                                   Putnam Growth Portfolio

    11/30/95      10.05        (0.01)          3.09           3.08         (0.03)            --       13.10        30.66
    11/30/96      13.10           --           2.61           2.61            --             --       15.71        19.92
    11/30/97      15.71         0.03           3.93           3.96            --          (0.52)      19.15        26.01
    11/30/98      19.15         0.01           4.15           4.16         (0.02)         (3.08)      20.21        22.56
     1/31/99#     20.21        (0.01)          3.33           3.32            --             --       23.53        16.43
     1/31/00      23.53        (0.02)          3.76           3.74         (0.01)         (0.78)      26.48        16.51

                                                                                                     Real Estate Portfolio

      6/2/97-
    11/30/97      10.00         0.16           1.37           1.53            --             --       11.53        15.30
    11/30/98      11.53         0.45          (1.93)         (1.48)        (0.16)         (0.01)       9.88       (13.04)
     1/31/99#      9.88         0.09          (0.36)         (0.27)           --             --        9.61        (2.73)
     1/31/00       9.61         0.39          (1.14)         (0.75)        (0.33)            --        8.53        (8.03)

                  NET                     RATIO OF NET
                 ASSETS      RATIO OF      INVESTMENT
                 END OF     EXPENSES TO    INCOME TO
     PERIOD      PERIOD     AVERAGE NET     AVERAGE      PORTFOLIO
     ENDED      (000'S)       ASSETS       NET ASSETS    TURNOVER
   ----------  ---------------------------------------------------
    11/30/95   $  167,870      0.79%          0.51%         138%
    11/30/96      381,367      0.71           0.51          121
    11/30/97      704,533      0.65           0.37          110
    11/30/98    1,396,140      0.58           0.27           90
     1/31/99#   1,864,924     0.63+          (0.01)+         11
     1/31/00    2,875,413      0.63          (0.11)          77
    11/30/95      149,910      0.76           1.01          229
    11/30/96      186,368      0.74           0.82          164
    11/30/97      218,496      0.73           0.77          217
    11/30/98      238,298      0.70           0.17          105
     1/31/99#     266,069     0.75+           0.38+          76
     1/31/00      337,222      0.75           0.66           64
    11/30/95      115,276      0.93          (0.05)          52
    11/30/96      160,073      0.90          (0.02)          63
    11/30/97      234,726      0.91           0.18          125
    11/30/98      398,863      0.86           0.09           75
     1/31/99#     494,813     0.86+          (0.19)+         10
     1/31/00      783,896      0.80          (0.09)          76
      6/2/97-
    11/30/97       29,565      1.25+++        3.25+++         7
    11/30/98       59,102      0.95           4.21           26
     1/31/99#      58,504     1.01+           5.63+           6
     1/31/00       53,766      0.92           4.24           61

---------------

    *  Calculated based upon average shares outstanding

    **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

    #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

    +  Annualized

    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                               EXPENSES                              NET INVESTMENT INCOME (LOSS)
                             ---------------------------------------------   ---------------------------------------------
                             11/95   11/96   11/97   11/98   1/99+   1/00    11/95   11/96   11/97   11/98   1/99+   1/00
                             ---------------------------------------------   ---------------------------------------------
    Alliance Growth.......   0.79%   0.71%   0.65%   0.58%   0.63%   0.63%   0.51%   0.51%   0.37%   0.27%   (0.01)% (0.11)%
    MFS Growth and
    Income................   0.76    0.74    0.73    0.70    0.75    0.75    1.01    0.82    0.77    0.17     0.38    0.66
    Putnam Growth.........   0.93    0.90    0.91    0.86    0.86    0.80    (0.05)  (0.02)  0.18    0.09    (0.19)  (0.09)
    Real Estate...........     --      --    1.36    0.95    1.01    0.92      --      --    3.14    4.21     5.63    4.24

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS* (continued)

    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
    ----------------------------------------------------------------------------

                   NET         NET                          TOTAL        DIVIDENDS      DIVIDENDS     NET
                  ASSET      INVEST-      NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET
                  VALUE        MENT       & UNREALIZED     INVEST-          NET         REALIZED     VALUE
     PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF        TOTAL
     ENDED      OF PERIOD    (LOSS)**     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD      RETURN***
   -----------------------------------------------------------------------------------------------------------------------
                                                                                              MFS Mid-Cap Growth Portfolio

      4/1/99-
     1/31/00     $10.00       $(0.01)        $ 5.84         $ 5.83        $   --         $(0.23)     $15.60        58.26%

                                                                                               Aggressive Growth Portfolio
      6/3/96-
    11/30/96      10.00         0.02           0.34           0.36            --             --       10.36         3.60
    11/30/97      10.36         0.01           1.40           1.41         (0.01)            --       11.76        13.62
    11/30/98      11.76         0.04           0.52           0.56            --             --       12.32         4.76
     1/31/99#     12.32           --           3.20           3.20            --             --       15.52        25.97
     1/31/00      15.52           --           8.59           8.59         (0.03)         (1.36)      22.72        60.62

                                                                                 International Growth and Income Portfolio
      6/2/97-
    11/30/97      10.00         0.03           0.38           0.41            --             --       10.41         4.10
    11/30/98      10.41         0.13           0.86           0.99         (0.03)         (0.06)      11.31         9.58
     1/31/99#     11.31           --           0.40           0.40         (0.02)         (0.19)      11.50         3.56
     1/31/00      11.50         0.15           1.97           2.12         (0.45)         (0.89)      12.28        17.99

                                                                                                 Global Equities Portfolio
    11/30/95      11.67         0.12           1.64           1.76         (0.08)         (0.29)      13.06        15.58
    11/30/96      13.06         0.14           2.19           2.33         (0.14)         (0.33)      14.92        18.21
    11/30/97      14.92         0.09           1.79           1.88         (0.13)         (0.69)      15.98        13.30
    11/30/98      15.98         0.07           2.40           2.47         (0.19)         (1.36)      16.90        15.34
     1/31/99#     16.90         0.00           1.71           1.71            --             --       18.61        10.12
     1/31/00      18.61         0.06           4.00           4.06         (0.21)         (1.37)      21.09        23.67

                                                                              International Diversified Equities Portfolio
    11/30/95       9.78         0.07           0.38           0.45         (0.08)            --       10.15         4.63
    11/30/96      10.15         0.05           1.43           1.48         (0.26)            --       11.37        14.85
    11/30/97      11.37         0.09           0.28           0.37         (0.31)         (0.10)      11.33         3.52
    11/30/98      11.33         0.15           1.93           2.08         (0.40)         (0.15)      12.86        18.33
     1/31/99#     12.86        (0.01)          0.22           0.21            --             --       13.07         1.63
     1/31/00      13.07         0.13           1.91           2.04         (0.21)         (0.08)      14.82        15.85

                                                                                                Emerging Markets Portfolio
      6/2/97-
    11/30/97      10.00         0.06          (2.03)         (1.97)           --             --        8.03       (19.70)
    11/30/98       8.03         0.04          (1.78)         (1.74)        (0.07)            --        6.22       (21.86)
     1/31/99#      6.22         0.01             --           0.01         (0.01)            --        6.22         0.20
     1/31/00       6.22        (0.03)          4.81           4.78            --             --       11.00        76.86

                 NET                    RATIO OF NET
                ASSETS     RATIO OF      INVESTMENT
                END OF    EXPENSES TO    INCOME TO
     PERIOD     PERIOD    AVERAGE NET     AVERAGE      PORTFOLIO
     ENDED     (000'S)      ASSETS       NET ASSETS    TURNOVER
   ----------  -------------------------------------------------
      4/1/99-
     1/31/00   $ 81,636      1.15%+++@      (0.13)%+++@    108%
      6/3/96-
    11/30/96     35,124      1.05+++         0.46+++       47
    11/30/97    103,603      0.90           (0.13)        221
    11/30/98    133,183      0.83            0.32         268
     1/31/99#   182,313     0.82+            0.13+         29
     1/31/00    450,073      0.75            0.02         131
      6/2/97-
    11/30/97     42,844      1.60+++         0.61+++       19
    11/30/98    128,344      1.46            1.12          51
     1/31/99#   142,497     1.46+           (0.10)         10
     1/31/00    253,962      1.21            1.16          75
    11/30/95    165,752      1.14            1.02         106
    11/30/96    246,482      1.03            1.04          70
    11/30/97    341,639      0.95            0.58         115
    11/30/98    420,358      0.88            0.46          92
     1/31/99#   463,138     0.86+           (0.04)+        12
     1/31/00    632,495      0.84            0.30          94
    11/30/95     48,961      1.70++          0.76++        52
    11/30/96    157,008      1.59            0.47          53
    11/30/97    248,927      1.35            0.82          56
    11/30/98    354,174      1.26            1.18          40
     1/31/99#   373,785     1.26+           (0.43)+         7
     1/31/00    464,988      1.22            0.95          65
      6/2/97-
    11/30/97     19,979      1.90+++         1.33+++       49
    11/30/98     31,685      1.90++          0.61++        96
     1/31/99#    32,708   1.90+++            0.60+++       22
     1/31/00    102,740      1.90@          (0.41)@       145

---------------

    *  Calculated based upon average shares outstanding

    **  After fee waivers and expense reimbursements by the investment adviser

    *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

    #  The Portfolio changed its fiscal year ended from November 30 to January
    31.

    +  Annualized

    @ Net of custody credits of 0.02% and 0.01% on the MFS Mid-Cap Growth and Emerging Markets Portfolios, respectively.

    ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                      EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                    ---------------------------------------------   ---------------------------------------------
                                    11/95   11/96   11/97   11/98   1/99+   1/00    11/95   11/96   11/97   11/98   1/99+   1/00
                                    ---------------------------------------------   ---------------------------------------------
    MFS Mid-Cap Growth............    --%     --%     --%     --%     --%   1.17%     --%     --%     --%     --%     --%   (0.15)%
    Aggressive Growth.............    --    1.09    0.90    0.83    0.82    0.75      --    0.42    (0.13)  0.32    0.13     0.02
    International Growth and
    Income........................    --      --    2.02    1.46    1.46    1.21      --      --    0.19    1.12    (0.10)   1.16
    Global Equities...............  1.14    1.03    0.95    0.88    0.86    0.84    1.02    1.04    0.58    0.46    (0.04)   0.30
    International Diversified
    Equities......................  2.09    1.59    1.35    1.26    1.26    1.22    0.37    0.47    0.82    1.18    (0.43)   0.95
    Emerging Markets..............    --      --    2.60    2.01    2.29    1.90      --      --    0.63    0.50    0.21    (0.41)

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238
                                       62